As filed with the Securities and Exchange Commission on August 10, 2010
Securities Act File No. 333-168058

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. 1
Post-Effective Amendment No. __
(Check appropriate box or boxes)
SEASONS SERIES TRUST
(Exact Name of Registrant as Specified in the Charter)

1 SunAmerica Center
Los Angeles, California 90067-6022
(Address of Principal Executive Offices)
Telephone Number: (800.445.7862)
(Area Code and Telephone Number)
Nori L. Gabert, Esq.
Vice President and Deputy General Counsel
SunAmerica Asset Management Corp.
2919 Allen Parkway
Houston, Texas 77019
(Name and Address of Agent for Service)

Copies to:
Mallary Reznik, Esq.
General Counsel
SunAmerica Life Companies
1 SunAmerica Center, Century City
Los Angeles, California 90067-6022

and
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
     Title of securities being registered: Shares of common stock, par value $0.0001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.
     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

SEASONS SERIES TRUST
Focus Growth and Income Portfolio
Focus TechNet Portfolio
1 SunAmerica Center
Los Angeles, California 90067-6022
(800-445-7862)
August 11, 2010
Dear Contract Owner:
     You are receiving the enclosed joint proxy statement because you owned interests in the Focus Growth and Income Portfolio (the “Growth and Income Portfolio”) and/or the Focus TechNet Portfolio (the “TechNet Portfolio” and together with the Growth and Income Portfolio, the “Portfolios” and each, a “Portfolio”), each a series of Seasons Series Trust (the “Trust”), as of the close of business on June 30, 2010. Although you are not directly a shareholder of any Portfolio, as the owner of a variable annuity contract (a “Variable Contract”) issued by the Separate Accounts of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Portfolio(s) that are attributable to your Variable Contract at the Special Meeting of shareholders to be held on September 17, 2010.
     A joint special meeting (the “Special Meeting”) of the shareholders of the Portfolios will be held at the offices of SunAmerica Asset Management Corp. (“SunAmerica”), at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019, on Friday, September 17, 2010, at 2:00 p.m. Central Standard Time, to vote on the proposal described in the joint proxy statement. I would like to provide you with additional background information and ask for your vote on an important proposal affecting your fund.
     We are asking for your vote to approve a proposed reorganization of your Portfolio with the Focus Growth Portfolio (the “Growth Portfolio”), also a series of the Trust. In this reorganization, your Portfolio shares would be exchanged for the same class of shares of the Growth Portfolio with the same aggregate net asset value of the Portfolio shares that you currently hold. It is currently anticipated that the reorganization of each Portfolio should be effected on a tax-free basis for federal income tax purposes.
     The reorganization of each Portfolio is being proposed because SunAmerica, each Portfolio’s and the Growth Portfolio’s investment adviser, believes that shareholders of each fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the funds’ assets in the respective reorganization, than by continuing to operate the fund separately. SunAmerica further believes that it is in the best interests of each Portfolio to combine the Portfolio’s assets with a fund with a lower expense structure. SunAmerica believes that the Growth Portfolio’s investment objective and strategies make it a compatible fund within the SunAmerica complex for a reorganization with each of the Portfolios.
     The Board of Trustees of the Trust (the “Board”) has determined that the proposed reorganization of each of the Portfolios with the Growth Portfolio is in the best interests of the relevant Portfolio and the Growth Portfolio, respectively, and the interests of the relevant Portfolio’s and the Growth Portfolio’s existing shareholders will not be diluted as a result of the applicable reorganization. If a reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the fourth quarter of 2010. Included in this booklet is information about the upcoming Special Meeting:
•	A Notice of a Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and

•	The Combined Prospectus/Proxy Statement, which provides detailed information on the Growth Portfolio, the specific proposal relating to your Portfolio being considered at the Special Meeting, and why the proposal is being made.
     The Board recommends that you vote “FOR” the Proposal.

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     SunAmerica has also attached a “Questions and Answers” section to assist you in evaluating the Proposal. I encourage you to review the enclosed materials carefully. You may vote in one of the following ways:
•	By calling us toll-free at the telephone number listed on the enclosed voting instruction card;

•	By Internet at the website address listed on the enclosed voting instruction card; or

•	By returning the enclosed voting instruction card in the postage-paid envelope.
     As always, we appreciate your support.

Sincerely,
/s/ Peter A. Harbeck
Peter A. Harbeck
President and CEO SunAmerica Asset Management Corp.

Please vote now. Your vote is important.
     To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed voting instruction card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the applicable reorganization.

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QUESTIONS & ANSWERS
     We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.
Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve one or both of the following: (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between Seasons Series Trust (the “Trust”), on behalf of the Focus Growth and Income Portfolio (the “Growth and Income Portfolio”), and the Trust, on behalf of its series, the Focus Growth Portfolio (the “Growth Portfolio”); and/or (ii) a Reorganization Agreement between the Trust, on behalf of the Focus TechNet Portfolio (the “TechNet Portfolio” and together with the Growth and Income Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), and the Trust, on behalf of the Growth Portfolio (the “Growth Portfolio,” together with the Target Portfolios, the “Portfolios” and each, a “Portfolio”). The Growth Portfolio pursues an investment objective similar to that of the Growth and Income Portfolio and identical to that of the TechNet Portfolio. Each Portfolio also employs similar investment strategies to achieve its respective investment objective. If the proposed reorganization (“Reorganization”) relating to your Target Portfolio is approved and completed, an account at the Growth Portfolio will be set up in your name, you will become a shareholder of the Growth Portfolio, and your Target Portfolio will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization relating to your Target Portfolio and for a more complete description of the Growth Portfolio.

Although you are not directly a shareholder of a Portfolio, as the owner of a variable annuity contract (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote Portfolio shares that are attributable to your Variable Contract. For convenience we refer to Contract Owners as “shareholders.”

Upon approval and completion of the applicable Reorganization, shares of your Target Portfolio will be exchanged for shares of the Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolios’ shares. Your Variable Contract will be credited with shares of the Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held under your Variable Contract on that date. After such date each Target Portfolio will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Growth Portfolio.

Q:	How does the Board of Trustees suggest that I vote?

A:	After careful consideration, the Board of Trustees of the Trust (the “Board of Trustees”) has determined that each proposed Reorganization is in the best interests of the relevant Target Portfolio and that the Target Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. The Board of Trustees has determined that shareholders of each Target Portfolio may benefit from the following:
(i) Shareholders of each Portfolio will remain invested in a non-diversified, open-end fund that has larger net assets;
(ii) The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund);

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(iii) The combined fund will have projected total annual fund operating expenses that are expected to be below those of each of the Growth and Income Portfolio, the TechNet Portfolio and the Growth Portfolio prior to the Reorganization, including after taking into account the voluntary fee waiver and/or expense reimbursements applicable to the TechNet Portfolio; and
(iv) The Portfolios hold compatible types of portfolio securities, have similar investment objectives, have similar principal investment strategies, and have similar risk profiles.
Q:	How will the Reorganizations affect me?

A:	If shareholders of a Target Portfolio approve the proposed Reorganization, all of the assets and substantially all of the liabilities of the Target Portfolio will be combined with those of the Growth Portfolio. Shares of the Target Portfolio will be exchanged for shares of the Growth Portfolio based on a specified exchange ratio determined by the respective net asset values of the Portfolio’s shares. Your Variable Contract value immediately before the Reorganization will be the same as your Variable Contract value immediately following completion of the Reorganization; however, you will no longer own shares of a Target Portfolio but will own shares of the Growth Portfolio. After the completion of the Reorganization, you will own a smaller percentage of the Growth Portfolio than you did of the Target Portfolio because the Growth Portfolio is significantly larger than each of the Target Portfolios.

Q:	In the Reorganization, will I receive the same class of shares of the Growth Portfolio as the shares of the Target Portfolio that I now hold?

A:	Yes. You will receive the same class of shares of the Growth Portfolio as the shares you own of your Target Portfolio.

Q:	Will I own the same number of shares of the Growth Portfolio as I currently own of my Target Portfolio?

A:	No. You will receive shares of the Growth Portfolio with the same aggregate net asset value as the shares of the Target Portfolio you own prior to the Reorganization relating to your Portfolio. However, the number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Portfolio and the Growth Portfolio on the closing date. Thus, on the closing date, if the net asset value of a share of the Growth Portfolio is lower than the net asset value of the corresponding share class of the relevant Target Portfolio, you will receive a greater number of shares of the Growth Portfolio in the applicable Reorganization than you held in the Target Portfolio before the Reorganization. On the other hand, if the net asset value of a share of the Growth Portfolio is higher than the net asset value of the corresponding share class of the relevant Target Portfolio, you will receive fewer shares of the Growth Portfolio in the applicable Reorganization than you held in the Target Portfolio before the Reorganization. The aggregate net asset value of your Growth Portfolio shares immediately after the applicable Reorganization will be the same as the aggregate net asset value of your Target Portfolio shares immediately prior to the Reorganization. The number of shares in which a Contract Owner is entitled to provide voting instructions will be determined by dividing his or her Variable Contract value allocated to the Target Portfolio on the record date by the share value of such Target Portfolio on the record date.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:	Your rights as a shareholder will not change in any way as a result of the Reorganization relating to your Target Portfolio, but you will become a shareholder of the Growth Portfolio, which is a separate series of the Trust. The shareholder services available to you after the applicable Reorganization will be identical.

Q:	Who will advise the Growth Portfolio once the Reorganizations are completed?

A:	As you know, each Target Portfolio is advised by SunAmerica Asset Management Corp. (“SunAmerica”). The Growth Portfolio is also advised by SunAmerica and will continue to be advised by SunAmerica once the

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Reorganizations are completed. Each Portfolio also has multiple managers (the “Managers”), each of which is allocated a portion of the Portfolio. In addition to serving as the investment adviser to each Portfolio and supervising activities of the other Managers, SunAmerica manages a portion of each Portfolio. Each of Janus Capital Management LLC (“Janus”) and Marsico Capital Management, LLC (“Marsico”) are subadvisers (the “Subadvisers”) of the Growth Portfolio and manage a portion of the Portfolio. Each of Janus and Marsico will continue to serve as Subadvisers to the Growth Portfolio following the completion of the Reorganization, and SunAmerica will continue to manage a portion of the Growth Portfolio.
Q:	How will the Reorganizations affect Portfolio expenses?

A:	Following the Reorganizations, the Growth Portfolio’s projected total annual operating expenses are expected to be below those of each Target Portfolio with respect to each class of shares.

Q:	What happens to my shares if the Reorganization is approved? Will I have to take any action if the Reorganization is approved?

A:	If the Reorganization relating to your Target Portfolio is approved, your shares automatically will be converted into shares of the Growth Portfolio on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. You will receive the same class of shares of the Growth Portfolio as you currently hold of your Target Portfolio. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Portfolio will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	I have received other proxy statements from other funds in the SunAmerica complex. Is this a duplicate proxy statement?

A:	This is not a duplicate proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposals included here were not included in any other proxy statement.

Q:	What happens if the Reorganization is not approved?

A:	If a Reorganization is not approved by shareholders of the relevant Target Portfolio the Reorganization will not occur, and the Board of Trustees will consider alternatives.

Q:	What happens if shareholders of one Target Portfolio approve their Reorganization, while shareholders of the other Target Portfolio do not?

A:	Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Portfolio approve the Reorganization relating to their Portfolio, their Portfolio will be reorganized, even if shareholders of the other Target Portfolio do not approve the Reorganization relating to their Portfolio.

Q:	Will the Reorganization create a taxable event for me?

A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.

Q:	Who will pay for the Reorganization?

A:	SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of the Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the closing of the Reorganization relating to such Portfolio. Please refer to “Information About the Reorganizations — Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

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Q:	How do I vote my shares?

A:	You can provide voting instructions for shares beneficially held through your Variable Contract by mail, telephone or internet. To vote by mail, please mark your vote on the enclosed voting instruction card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone, please have the voting instruction card in hand and call the telephone number or go to the website address listed on the enclosed form and follow the instructions.

Q:	Why are multiple proxy cards or voting instruction cards enclosed?

A:	If you are a shareholder of more than one Target Portfolio, you will receive a voting instruction card for each Portfolio.

Q:	When will the Reorganization occur?

A:	If approved by shareholders, each Reorganization is expected to occur during the fourth quarter of 2010. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Portfolio’s shareholders.

Q:	How does the Board of Trustees recommend that I vote?

A:	The Board recommends that shareholders vote “FOR” the Proposal.

Q:	Whom do I contact if I have questions?

A:	You may call the SunAmerica Annuity Service Center Monday through Friday from 5:00 a.m. Pacific Standard Time and 5:00 p.m. Pacific Standard Time at 1-800-445-7862.
     Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

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SEASONS SERIES TRUST
Focus Growth and Income Portfolio
Focus TechNet Portfolio
1 SunAmerica Center
Los Angeles, California 90067-6022
(800-445-7862)
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON SEPTEMBER 17, 2010
To the Shareholders of each of the Focus Growth and Income Portfolio and the Focus TechNet Portfolio:
     This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the Focus Growth and Income Portfolio (the “Growth and Income Portfolio”) and the Focus TechNet Portfolio (the “TechNet Portfolio” and together with the Growth and Income Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), each a series of Seasons Series Trust, a Massachusetts business trust (the “Trust”), will be held on Friday, September 17, 2010 at 2:00 p.m., Central Standard Time, at the offices of SunAmerica Asset Management Corp. (“SunAmerica”), located at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019 for the following purposes:
     1. The shareholders of each Target Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Portfolio. Pursuant to the Reorganization Agreement, a Target Portfolio would transfer all of its assets to the Focus Growth Portfolio (the “Growth Portfolio”), a series of the Trust, in exchange for the assumption by the Growth Portfolio of substantially all of the liabilities of the Target Portfolio and Class 2 and Class 3 shares of the Growth Portfolio, after which those shares will be distributed by the Target Portfolio to the holders of its shares; and
     2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
     The Board of Trustees of the Trust has fixed the close of business on June 30, 2010 as the record date (the “Record Date”) for determination of shareholders of each Target Portfolio entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.
     Although you are not directly a shareholder of the Target Portfolios, as the owner of a variable annuity contract (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts (the “Separate Accounts”) of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Target Portfolio that are attributable to your Variable Contract at the Special Meeting of shareholders to be held on September 17, 2010. The Life Companies, through the Separate Accounts, are the record owner of the Target Portfolios’ shares and will vote the shares of the Portfolios at the Meeting. The rights accompanying shares of the Portfolios are legally vested in the Variable Contracts offered by the Separate Accounts. However, in accordance with current law and interpretations thereof, Life Companies will vote shares held in the Separate Accounts in a manner consistent with voting instructions timely received from the holders of the Variable Contracts. A signed voting instruction form by a holder that does not specify how the holder’s shares should be voted on a proposal may be deemed an instruction to vote such shares in favor of the proposal. Those persons who have a voting interest at the close of business on the Record Date will be entitled to submit instructions to their Life Company. Each Life Company will vote Portfolio shares held in Separate Accounts for which no timely instructions are received from the holders of the Variable Contracts, as well as shares it owns, in the same proportion as those shares for which such insurance company receives voting instructions. This practice is commonly referred to as “echo voting.” The effect of proportional voting is that if a large number of Contract Owners fail to give voting instructions, a small number of Contract Owners may determine the outcome of the vote. For purposes of the enclosed Combined Proxy Statement/Prospectus, the term “shareholder” (when used to refer to the beneficial holder of ownership interests in a Target Portfolio) shall also be deemed to include holders of the Variable Contract.

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     Your vote is important regardless of the size of your holdings in the Target Portfolio. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed voting instruction card and return it promptly in the enclosed envelope. You may also vote by telephone or over the internet; please see pages 36-37 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.

By Order of the Board of Trustees,
/s/ Nori L. Gabert
Nori L. Gabert
Secretary

Houston, Texas
August 11, 2010

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COMBINED PROSPECTUS/PROXY STATEMENT
SEASONS SERIES TRUST
Focus Growth and Income Portfolio
Focus TechNet Portfolio
Focus Growth Portfolio
1 SunAmerica Center
Los Angeles, California 90067-6022
(800-445-7862)
     This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the Focus Growth and Income Portfolio (the “Growth and Income Portfolio”) and/or the Focus TechNet Portfolio (the “TechNet Portfolio” and together with the Growth and Income Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), each a series of Seasons Series Trust, a Massachusetts business trust (the “Trust”). A joint special meeting of shareholders of each of the Target Portfolios (the “Special Meeting”) will be held at the offices of SunAmerica Asset Management Corp. (“SunAmerica”), located at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019, on Friday, September 17, 2010 at 2:00 p.m., Central Standard Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of each Target Portfolio at the close of business on June 30, 2010 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, voting instruction card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of each Target Portfolio on or about August 13, 2010. The Board of Trustees of the Trust (the “Board of Trustees”) requests that shareholders vote their shares by completing and returning the enclosed voting instruction card.
     The purposes of the Special Meeting are:
     1. The shareholders of each Target Portfolio are being asked to consider a proposal to approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) relating to their Portfolio. Pursuant to the Reorganization Agreement, a Target Portfolio would transfer all of its assets to the Focus Growth Portfolio (the “Growth Portfolio”), a series of the Trust, in exchange for the assumption by the Growth Portfolio of substantially all of the liabilities of the Target Portfolio and Class 2 and Class 3 shares of the Growth Portfolio, after which those shares will be distributed by the Target Portfolio to the holders of its shares; and
     2. To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
     Although you are not directly a shareholder of the Target Portfolios, as the owner of a variable annuity contract (a “Variable Contract,” the owners of which are referred to as “Contract Owners”) issued by the separate accounts (the “Separate Accounts”) of SunAmerica Annuity and Life Assurance Company and/or First SunAmerica Life Insurance Company (the “Life Companies”), you have the right to instruct the Life Companies how to vote shares of the Target Portfolio that are attributable to your Variable Contract at the Special Meeting of shareholders to be held on September 17, 2010. The Life Companies, through the Separate Accounts, are the record owners of the Target Portfolios’ shares and will vote the shares of the Portfolios at the Meeting. For convenience we refer to Contract Owners as “shareholders” and to the Life Company owners of shares as “Life Company Holders.”
     The Board of Trustees has approved the reorganization (“Reorganization”) with respect to each Target Portfolio by which the Target Portfolio, a separate series of the Trust, an open-end management investment company, would be acquired by the Growth Portfolio. The Growth Portfolio pursues an investment objective similar to that of the Growth and Income Portfolio and identical to that of the TechNet Portfolio. The Growth and Income Portfolio has an investment objective to provide long-term growth of capital and current income, while each of the Growth Portfolio and the TechNet Portfolio have an investment objective to provide long-term growth. The Growth Portfolio also has certain strategies that are similar and compatible with those of each of the Target

Portfolios. Each Target Portfolio and the Growth Portfolio, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Portfolio’s investment strategies see “Summary — Investment Objectives and Principal Investment Strategies” below.
     If a Target Portfolio’s shareholders approve the Reorganization relating to their Portfolio, the Target Portfolio will transfer its assets to the Growth Portfolio. The Growth Portfolio will assume substantially all of the liabilities of the Target Portfolio and will issue shares to the Target Portfolio in an amount equal to the aggregate net asset value of the outstanding shares of the Target Portfolio. Immediately thereafter, the Target Portfolio will distribute these shares of the Growth Portfolio to its shareholders. After distributing these shares, the Target Portfolio will be terminated as a series of the Trust. When the Reorganization is complete, the Target Portfolio’s shareholders will hold the same class of shares of the Growth Portfolio as they currently hold of the Target Portfolio. The aggregate net asset value of the Growth Portfolio shares received in the Reorganization will equal the aggregate net asset value of the Target Portfolio shares held by Target Portfolio shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Portfolio will represent a smaller percentage of ownership in the combined fund than the shares held by those in the Target Portfolio prior to the Reorganization. The number of shares in which a Contract Owner is entitled to provide voting instructions will be determined by dividing his or her Variable Contract value allocated to the Target Portfolio on the Record Date by the share value of such Target Portfolio on the Record Date.
     This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Portfolio should know before voting on the Reorganization relating to their Portfolio and constitutes an offering of Class 2 and Class 3 shares of the Growth Portfolio only. Please read it carefully and retain it for future reference.
     The following documents containing additional information about the Growth Portfolio and the Target Portfolios (together, the “Portfolios”), each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:
•	the Statement of Additional Information dated August 11, 2010 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement (File No. 333-168058);

•	the Prospectus of the Trust (the “Trust Prospectus”) dated July 28, 2010, which includes each Portfolio (File No. 333-08653 and SEC Accession No. 0000950123-10-069038);

•	the Statement of Additional Information of the Trust (the “Trust SAI”) dated July 28, 2010, which includes each Portfolio (File No. 333-08653 and SEC Accession No. 0000950123-10-069038); and

•	the Annual Report to Shareholders of the Trust for the fiscal year ended March 31, 2010 (the “Trust Annual Report”), which includes each Portfolio (File No. 333-08653 and SEC Accession No. 0001104659-10-033143).
     As shareholders of a Portfolio, you have already received a copy of the Trust Prospectus and Trust Annual Report. You may request a copy of the Trust Prospectus, Trust SAI and Trust Annual Report at no charge by calling (800) 445-SUN2 or writing the Trust at the address below. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”
     Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Trust Prospectus will apply to the Class 2 and Class 3 shares to be issued by the Growth Portfolio in connection with each Reorganization. These documents are on file with the SEC. Each of the Portfolios is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.
     Additional copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

Focus Growth and Income Portfolio	Focus Growth Portfolio
and	c/o Seasons Series Trust
Focus TechNet Portfolio	1 SunAmerica Center
c/o Seasons Series Trust	Los Angeles, California 90067-6022
1 SunAmerica Center	(800-445-7862)
Los Angeles, California 90067-6022
(800-445-7862)
     You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E.,
Washington, DC 20549.

By Phone:	1-202-551-8090

By Mail:	Public Reference Section
Office of Consumer Affairs and Information Services
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov
(duplicating fee required)

By Internet:	www.sec.gov
     The Board of Trustees knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
     No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
     Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
     The date of this Combined Prospectus/Proxy Statement is August 11, 2010.

SUMMARY
     The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.
     The Trust is an open-end management investment company registered with the SEC. Each of the Portfolios is a separate series of the Trust. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. The investment objectives of the Growth and Income Portfolio and the Growth Portfolio are similar, while the investment objectives of the TechNet Portfolio and the Growth Portfolio are identical. The Growth and Income Portfolio seeks long-term growth of capital and current income, while each of the TechNet Portfolio and the Growth Portfolio seeks long-term growth of capital.
     SunAmerica Asset Management Corp. (“SunAmerica” or the “Adviser”) serves as investment adviser and manager for each Portfolio. The term “Manager” as used in this Combined Prospectus/Proxy Statement means either SunAmerica or the other registered investment advisers that serve as investment subadvisers (“Subadvisers”) to the Portfolios, as the case may be. In addition to serving as the investment adviser and manager to each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages a portion of each Portfolio’s portfolio.
     Growth and Income Portfolio and Growth Portfolio. Each of the Growth and Income Portfolio and the Growth Portfolio follows a “growth” philosophy and the Growth and Income Portfolio partly follows a “value” philosophy. Both Portfolios also use a focus strategy and are “non-diversified” Portfolios, as such term is defined in the 1940 Act, which means the Portfolio can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. As a result of the similarities in the Portfolios’ investment programs, there is significant overlap in the portfolio securities held by the Portfolios.
     One principal difference between the Portfolios is that while the Growth Portfolio selects securities on the basis of growth criteria, the Growth and Income Portfolio selects securities to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income. The Growth Portfolio does not invest in value companies and does not consider the potential for current income when making investments. Another principal difference between the Portfolios is that the Growth Portfolio invests in equity securities issued by companies of any market capitalization, while the Growth and Income Portfolio invests principally in securities of large-cap companies. The Growth and Income Portfolio may, however, invest significantly in securities of small- and mid-cap companies as part of its other strategies but does have a large-cap bias.
     TechNet Portfolio and Growth Portfolio. Each of the TechNet Portfolio and the Growth Portfolio follows a “growth” philosophy and engages in the active trading of equity securities selected to achieve its investment objectives. Both Portfolios also use a focus strategy and are “non-diversified” Portfolios. In addition, both Portfolios invest without regard to market capitalization.
     The key difference between the Portfolios is that while the Growth Portfolio selects securities on the basis of growth criteria generally, the TechNet Portfolio emphasizes companies that benefit from technology. Specifically, the TechNet Portfolio selects securities that demonstrate the potential for long-term growth of capital and that the Managers believe will benefit significantly from technological advances or improvements. Under normal circumstances, at least 80% of the TechNet Portfolio’s net assets will be invested in such securities. The Growth Portfolio historically has invested a sizeable portion of its assets in technology companies; however, the Portfolio does not have a similar 80% investment policy.
     The Board of Trustees, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved each Reorganization, on behalf of each of the Growth and Income Portfolio and the TechNet Portfolio, as applicable. Subject to approval by the relevant Target Portfolio shareholders, each Reorganization provides for:

•	the transfer of all the assets of the relevant Target Portfolio to the Growth Portfolio in exchange for the assumption by the Growth Portfolio of substantially all of the liabilities of the relevant Target Portfolio and Class 2 and Class 3 shares of the Growth Portfolio having an aggregate net asset value equal to the value of the assets of the relevant Target Portfolio acquired by the Growth Portfolio reduced by the amount of such assumed liabilities;

•	the distribution of such Class 2 and Class 3 shares of the Growth Portfolio to the relevant Target Portfolio’s shareholders; and

•	the termination of the relevant Target Portfolio as a series of the Trust.
     If a proposed Reorganization is approved and completed, the Target Portfolio’s shareholders would hold shares of the same class of the Growth Portfolio as they currently hold of the Target Portfolio with an aggregate net asset value equal to the aggregate net asset value of Target Portfolio shares owned immediately prior to the Reorganization.
Background and Reasons for the Proposed Reorganizations
     SunAmerica believes that, with respect to each proposed Reorganization, the shareholders of each Portfolio will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Portfolios’ assets in the Reorganization, than by continuing to operate the Portfolios separately. SunAmerica further believes that it is in the best interests of each Target Portfolio to combine its assets with a Portfolio with a lower expense structure. In addition, the Target Portfolios are not available in actively-marketed insurance products. SunAmerica does not expect the assets of the Target Portfolios to increase in the future. The Growth Portfolio is used as an underlying fund in a fund-of-funds that is available in actively marketed insurance products. Because of this, the Growth Portfolio may indirectly continue to attract new assets and has the potential to grow its assets over time.
     The Growth Portfolio, following completion of one or both of the Reorganizations, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement. It is anticipated that the total annual operating expense ratios for the Combined Fund will be lower than the current total annual operating expense ratios for each Target Portfolio. SunAmerica believes that continuing to operate each Target Portfolio as currently constituted is not in the best interests of the Target Portfolio.
     In approving each Reorganization, the Board of Trustees, including the Independent Trustees, determined that participation in the Reorganization is in the best interests of the relevant Target Portfolio and that the interests of the Target Portfolio’s shareholders will not be diluted as a result of the Reorganization. The Board of Trustees considered the Reorganization proposals at meetings held in March and May, and on May 21, 2010 the entire Board of Trustees, including the Independent Trustees, unanimously approved each Reorganization. The approval determinations were made on the basis of each Trustee’s judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
     The factors considered by the Board of Trustees with regard to each Reorganization include, but are not limited to, the following:
•	The fact that the investment objectives of the Growth and Income Portfolio and the Growth Portfolio are similar, and the investment objectives of the TechNet Portfolio and the Growth Portfolio are identical. The fact that the relevant Target Portfolio and the Growth Portfolio have similar investment programs and certain strategies of the relevant Target Portfolio and Growth Portfolio are compatible, while others are different. The Board of Trustees considered the principal differences in investment strategy between the Growth Portfolio and each relevant Target Portfolio. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund may achieve certain operating efficiencies and economies of scale from its larger net asset size.

•	The expectation that the Combined Fund will have total annual operating expenses below those of each Target Portfolio.

•	The personnel of SunAmerica and the Subadvisers who will manage the Combined Fund. The Trustees considered that SunAmerica will continue to serve as the investment adviser of the Combined Fund after the Reorganizations, and the Subadvisers of the Growth Portfolio will continue to serve as subadvisers of the Combined Fund after the Reorganizations. See “Comparison of the Portfolios—Management of the Portfolios.”

•	The relative performance histories of each Portfolio over different time periods compared with each other and to the relative benchmarks applicable to each Portfolio.

•	The relative size of each of the Target Portfolios and the Growth Portfolio and the fact that the Trust’s Managed Allocation Portfolios (“MAPs”), each known as a fund-of-funds, are currently investing in the Growth Portfolio but not in either Target Portfolio. The Board of Trustees considered that while the Growth Portfolio will indirectly receive new assets as one of the underlying variable investment options available to each MAP, the Target Portfolios will not.

•	The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.

•	The fact that the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the relevant Target Portfolio own immediately prior to the Reorganization, and that shareholders of the relevant Target Portfolio will not be diluted as a result of the Reorganization.

•	The fact that SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement.
     If a Reorganization is not approved by shareholders of the relevant Target Portfolio, the Board of Trustees may consider other alternatives.
     The Board of Trustees unanimously recommends that you vote “For” the Reorganization relating to your Target Portfolio.
Investment Objectives and Principal Investment Strategies
     Comparison of the Growth and Income Portfolio and the Growth Portfolio
     Investment Objectives. The investment objectives of the Growth and Income Portfolio and the Growth Portfolio are similar. The Growth and Income Portfolio seeks long-term growth of capital and current income, while the Growth Portfolio seeks long-term growth of capital. Each of the Growth and Income Portfolio’s and the Growth Portfolio’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Growth Portfolio’s investment objective.
     Principal Investment Strategies. The Growth and Income Portfolio follows both a “growth” philosophy and a “value” philosophy, while the Growth Portfolio follows a growth philosophy exclusively. A growth philosophy — that of investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand. A value philosophy — that of investing in securities believed to be undervalued in the market — often reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength, and possibly generous dividend yields, that have low price-earnings ratios and may have generally been overlooked by the market.
     Both Portfolios engage in the active trading of equity securities selected to achieve their respective investment objectives. The Growth and Income Portfolio invests in equity securities of large-cap companies. The Growth Portfolio invests in equity securities of companies without regard to market capitalization.
     Both Portfolios also use a focus strategy and are “non-diversified” Portfolios, as such term is defined in the 1940 Act, which means the Portfolio can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.
     A “focus” strategy — one in which a Manager actively invests in a small number of holdings which constitute some of its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios. Each Manager of the Portfolios will generally invest in up to 10 securities, and each of these Portfolios will generally hold up to a total of 30 securities. Examples of when a Portfolio may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including following the employment of a new Manager to manage a Portfolio or a portion of a Portfolio. In this situation the new Manager may be selling securities and buying new securities at the same time, resulting in the Portfolio holding more than its usual number of holdings. Each Manager may invest in additional financial instruments for the purpose of cash management or to hedge a security position.
     Each Portfolio engages in the active trading of equity securities meaning that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect performance. For the fiscal year ended March 31, 2010, the portfolio turnover rate for the Growth and Income Portfolio and the Growth Portfolio was 167% and 104%, respectively.
     Investing in foreign securities is a significant (non-principal) investment of each Portfolio. Additionally, investing in small- and mid-cap stocks are significant (non-principal) investments of the Growth and Income Portfolio. Each Portfolio may also invest in junk bonds (up to 20% of its net assets).
     Each Portfolio’s principal investment strategies may be changed without shareholder approval.
     The Combined Fund’s principal investment strategies will be those of the Growth Portfolio.
     Comparison. One principal difference between the Portfolios is that while the Growth Portfolio selects securities on the basis of growth criteria, the Growth and Income Portfolio selects securities to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income. The Growth Portfolio does not invest in value companies and does not consider the potential for current income when making investments. Another principal difference between the Portfolios is that the Growth Portfolio invests in equity securities issued by companies of any market capitalization, while the Growth and Income Portfolio invests principally in securities of large-cap companies. The Growth and Income Portfolio may, however, invest significantly in securities of small- and mid-cap companies as part of its other strategies but does have a large-cap bias.

     While the Growth and Income Portfolio and the Growth Portfolio have certain differences in strategies, the Portfolios pursue similar investment objectives and utilize certain compatible investment strategies to achieve their respective investment objectives. As a result of the similarities in the Portfolios’ investment programs, there is significant overlap in the portfolio securities held by the Portfolios. For a discussion of the principal and other investment risks associated with an investment in the Growth Portfolio and, therefore, the Combined Fund, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.
     The portfolio management team of the Growth Portfolio anticipates that it will likely dispose of a considerable portion of the Growth and Income Portfolio’s holdings following the closing of the Reorganization. Although the types of securities held by the Growth and Income Portfolio are consistent with the investment policies of the Growth Portfolio, this portfolio restructuring will align the portfolio holdings with security selection choices of the portfolio management team of the Growth Portfolio. The extent of these sales is also due to the limits on the number of securities that the Growth Portfolio is able to hold pursuant to its focus strategy. SunAmerica does not expect to sell a significant portion of the portfolio assets of the Growth and Income Portfolio prior to the closing of the Reorganization. SunAmerica does not anticipate that material transaction costs will be incurred associated with restructuring the portfolio holdings of the Growth and Income Portfolio in connection with the Reorganization; however, the costs associated with rebalancing the Combined Fund following the closing of the Reorganization will be borne by the Combined Fund. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Combined Fund.
     Comparison of the TechNet Portfolio and the Growth Portfolio
     Investment Objectives. The investment objectives of the TechNet Portfolio and the Growth Portfolio are identical. Each Portfolio seeks long-term growth of capital. Each of the TechNet Portfolio’s and the Growth and Income Portfolio’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Growth Portfolio’s investment objective.
     Principal Investment Strategies. Each Portfolio follows a “growth” philosophy. As described above, a growth oriented philosophy — that of investing in securities believed to offer the potential for long-term growth of capital — focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.
     Both Portfolios engage in the active trading of equity securities selected to achieve their respective investment objectives. Under normal circumstances, at least 80% of the TechNet Portfolio’s net assets will be invested in companies that the Manager believes will benefit significantly from technological advances or improvement. The Growth Portfolio invests in equity securities of companies without regard to market sector.
     Both Portfolios also use a focus strategy and are “non-diversified” Portfolios, such term is defined in the 1940 Act, which means the Portfolio can invest a larger portion of its assets in the stock of fewer companies or a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio’s risk is increased because the effect of each stock on the Portfolio’s performance is greater.
     Each Portfolio engages in the active trading of equity securities meaning that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect performance. For the fiscal year ended March 31, 2010, the portfolio turnover rate for the TechNet Portfolio and the Growth Portfolio was 81% and 104%, respectively.
     Investing in foreign securities is a significant (non-principal) investment of each Portfolio. Each Portfolio may also invest in junk bonds (up to 20% of its net assets).
     Each Portfolio’s principal investment strategies may be changed without shareholder approval.

     The Combined Fund’s principal investment strategies will be those of the Growth Portfolio.
     Comparison. The main difference between the Portfolios is that while the Growth Portfolio selects securities from any sector on the basis of growth criteria, the TechNet Portfolio emphasizes companies that benefit from technology. Specifically, the TechNet Portfolio selects securities that demonstrate the potential for long-term growth of capital and that the Managers believe will benefit significantly from technological advances or improvements. Under normal circumstances, at least 80% of the TechNet Portfolio’s net assets will be invested in such securities. While the Growth Portfolio historically has invested a sizeable portion of its assets in technology companies, it does not have a similar 80% investment policy.
     Both Portfolios follow a growth oriented philosophy and engage in the active trading of equity securities selected to achieve their respective investment objectives. Both Portfolios also use a focus strategy and are non-diversified Portfolios. While the TechNet Portfolio and the Growth Portfolio have certain differences in strategies, the Portfolios pursue similar investment objectives and utilize certain compatible investment strategies to achieve their respective investment objectives. For a discussion of the principal and other investment risks associated with an investment in the Growth Portfolio and, therefore, the Combined Fund, please see “Comparison of the Portfolios—Principal and Other Investment Risks” below.
     The portfolio management team of the Growth Portfolio anticipates that it will likely dispose of a considerable portion of the TechNet Portfolio’s holdings following the closing of the Reorganization. Although the types of securities held by the Growth and Income Portfolio are consistent with the investment policies of the Growth Portfolio, this portfolio restructuring will align the portfolio holdings with security selection choices of the portfolio management team of the Growth Portfolio. The extent of these sales is also due to the limits on the number of securities that the Growth Portfolio is able to hold pursuant to its focus strategy. SunAmerica does not expect to sell a significant portion of the portfolio assets of the TechNet Portfolio prior to the closing of the Reorganization. SunAmerica does not anticipate that material transaction costs will be incurred associated with restructuring the portfolio holdings of the TechNet Portfolio in connection with the Reorganization; however, the costs associated with rebalancing the Combined Fund following the closing of the Reorganization will be borne by the Combined Fund. Any commission costs in connection with the restructuring are not anticipated to have a material impact on the net asset value of the Combined Fund.
     The similarities and differences of the principal and other significant investment and strategies of the Portfolios are described in the chart below.

Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio

• Active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.
•   Active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Managers believe will benefit significantly from technological advances or improvements, without regard to market capitalization.

•   Active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Managers believe have elements of growth and value, issued by large-cap companies including those that may offer the potential for a reasonable level of current income.

• Under normal circumstances, at least 80% of net assets will be invested in such securities.

• Each Manager emphasizes a growth orientation.	• Each Manager emphasizes a growth orientation and emphasizes companies that benefit from technology.	• Each Manager may emphasize either a growth orientation or a value orientation at any particular time.

Focus Growth Portfolio	Focus TechNet Portfolio	Focus Growth and Income Portfolio

• Equity securities of companies of any market capitalization, including	• Equity securities (at least 80% of net assets will be invested in technology companies) of any market capitalization, including	• Equity securities of large-cap companies, including
• common stocks	• common stocks	• common stocks
• preferred stocks	• preferred stocks	• preferred stocks
• convertible securities	• convertible securities	• convertible securities
• warrants	• warrants	• warrants
• rights	• rights	• rights

• The Portfolio may invest in large-cap companies as part of its principal investment strategies.	• Investing in small and mid-cap companies is not a principal investment of the Portfolio, but can be a significant investment of the Portfolio.	• Investing in mid-cap companies is not a principal investment of the Portfolio, but can be a significant investment of the Portfolio.

• The Portfolio may invest in foreign securities.	• The Portfolio may invest in foreign securities.	• The Portfolio may invest in foreign securities.

• The Portfolio may invest in junk bonds (up to 20% of its net assets).	• The Portfolio may invest in junk bonds (up to 20% of its net assets).	• The Portfolio may invest in junk bonds (up to 20% of its net assets).
Fees and Expenses
     If a Reorganization is approved and completed, holders of Target Portfolio Class 2 shares will receive Growth Portfolio Class 2 shares and holders of Target Portfolio Class 3 shares will receive Growth Portfolio Class 3 shares.
Fee Tables as of March 31, 2010 (unaudited)
     The fee tables below provide information about the fees and expenses attributable to each class of shares of the Portfolios, assuming the Reorganization(s) had taken place on March 31, 2010 and the estimated pro forma fees and expenses attributable to each class of shares of the Pro Forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended March 31, 2010. Future fees and expenses may be greater or less than those indicated below. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the Variable Contracts, in which the Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.

Fee Table of the Growth and Income Portfolio and the Growth Portfolio and the Pro Forma Combined Fund*
(as of March 31, 2010 (unaudited))
Class 2 Shares

	Actual
	Growth and		Pro Forma
	Income Portfolio	Growth Portfolio	Combined Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.00%	1.00%	1.00%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.28%	0.18%	0.13%

Total Annual Fund Operating Expenses	1.43%	1.33%	1.28%

Class 3 Shares

	Actual
	Growth and		Pro Forma
	Income Portfolio	Growth Portfolio	Combined Fund*
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.00%	1.00%	1.00%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.18%	0.13%

Total Annual Fund Operating Expenses	1.53%	1.43%	1.38%

*	Pro Forma Combined Fund assumes the Reorganization of only the Growth and Income Portfolio into the Growth Portfolio.
Fee Table of the TechNet Portfolio and the Growth Portfolio and the Pro Forma Combined Fund*
(as of March 31, 2010 (unaudited))
Class 2 Shares

	Actual		Pro Forma
	TechNet Portfolio	Growth Portfolio	Combined Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.20%	1.00%	1.00%
Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.35%	0.18%	0.14%

Total Annual Fund Operating Expenses	1.70%	1.33%	1.29%

Class 3 Shares

	Actual		Pro Forma
	TechNet Portfolio	Growth Portfolio	Combined Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.20%	1.00%	1.00%
Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.35%	0.18%	0.14%

Total Annual Fund Operating Expenses	1.80%	1.43%	1.39%

*	Pro Forma Combined Fund assumes the Reorganization of only the TechNet Portfolio into the Growth Portfolio.

Fee Table of the Growth and Income Portfolio, the TechNet Portfolio
and the Growth Portfolio and the Pro Forma Combined Fund*
(as of March 31, 2010 (unaudited))
Class 2 Shares

	Actual
	Growth and	TechNet		Pro Forma
	Income Portfolio	Portfolio	Growth Portfolio	Combined Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.00%	1.20%	1.00%	1.00%
Service (12b-1) Fees	0.15%	0.15%	0.15%	0.15%
Other Expenses	0.28%	0.35%	0.18%	0.12%

Total Annual Fund Operating Expenses	1.43%	1.70%	1.33%	1.27%

Class 3 Shares

	Actual
	Growth and	TechNet		Pro Forma
	Income Portfolio	Portfolio	Growth Portfolio	Combined Fund*

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	1.00%	1.20%	1.00%	1.00%
Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.35%	0.18%	0.12%

Total Annual Fund Operating Expenses	1.53%	1.80%	1.43%	1.37%

*	Pro Forma Combined Fund assumes the Reorganization of each of the Growth and Income Portfolio and the TechNet Portfolio into the Growth Portfolio.
EXAMPLES:
These Examples are intended to help you compare the cost of investing in the relevant Portfolio with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the Portfolio for the time periods indicated (for the periods ended March 31, 2010) and then redeem all of your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. These Examples does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Growth and Income Portfolio into Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 2
Growth and Income Portfolio	$146	$452	$782	$1,713
Growth Portfolio	$135	$421	$729	$1,601
Pro Forma Combined Fund	$130	$406	$702	$1,545
Class 3
Growth and Income Portfolio	$156	$483	$834	$1,824
Growth Portfolio	$146	$452	$782	$1,713
Pro Forma Combined Fund	$141	$437	$755	$1,657

TechNet Portfolio into Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 2
TechNet Portfolio	$173	$536	$923	$2,009
Growth Portfolio	$135	$421	$729	$1,601
Pro Forma Combined Fund	$131	$409	$708	$1,556
Class 3
TechNet Portfolio	$183	$566	$975	$2,116
Growth Portfolio	$146	$452	$782	$1,713
Pro Forma Combined Fund	$142	$440	$761	$1,669
Growth and Income Portfolio and TechNet Portfolio into Growth Portfolio

	1 Year	3 Years	5 Years	10 Years
Class 2
Growth and Income Portfolio	$146	$452	$782	$1,713
TechNet Portfolio	$173	$536	$923	$2,009
Growth Portfolio	$135	$421	$729	$1,601
Pro Forma Combined Fund	$129	$403	$697	$1,534
Class 3
Growth and Income Portfolio	$156	$483	$834	$1,824
TechNet Portfolio	$183	$566	$975	$2,116
Growth Portfolio	$146	$452	$782	$1,713
Pro Forma Combined Fund	$139	$434	$750	$1,646
Principal Investment Risks
     Because of their similar investment objectives (in the case of the Growth and Income Portfolio) and identical investment objectives (in the case of the TechNet Portfolio) and similar investment strategies, the Target Portfolios and the Growth Portfolio are subject to similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risk in the other Portfolio) are set out in the table below. For more information on these risks, see “Comparison of the Portfolios—Risks of the Portfolios.”
Growth and Income Portfolio and Growth Portfolio
     Both Portfolios are subject to substantially similar principal investment risks associated with an investment in the relevant Portfolio. The principal investment risks of each Portfolio (including any corresponding non-principal risk in the other Portfolio) are set out in the table below.

	Growth and Income Portfolio	Growth Portfolio
Principal Risks	• Securities Selection Risk	• Securities Selection Risk
	• Equity Securities Risk	• Equity Securities Risk
	• Market Risk	• Market Risk
	• Non-Diversification Risk	• Non-Diversification Risk
	• Growth Stocks Risk	• Growth Stocks Risk
	• Active Trading Risk	• Active Trading Risk
	• Value Investing Risk	• N/A
	• Large-Capitalization Companies Risk	• Large-Capitalization Companies Risk (non-principal risk)

TechNet Portfolio and Growth Portfolio
     Both Portfolios are subject to substantially similar principal investment risks associated with an investment in the relevant Portfolio. The principal investment risks of each Portfolio (including certain corresponding non-principal risk in the other Portfolio) are set out in the table below.

	TechNet Portfolio	Growth Portfolio
Principal Risks	• Securities Selection Risk	• Securities Selection Risk
	• Equity Securities Risk	• Equity Securities Risk
	• Market Risk	• Market Risk
	• Non-Diversification Risk	• Non-Diversification Risk
	• Growth Stocks Risk	• Growth Stocks Risk
	• Technology Sector Risk	• N/A
	• Active Trading Risk	• Active Trading Risk
	• Foreign Investment Risk	• Foreign Investment Risk (non-principal risk)
	• Convertible Securities Risk	• Convertible Securities Risk (non-principal risk)
     You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Portfolios.
     There is no guarantee that shares of the Combined Fund will not lose value. This means that as shareholders of the Combined Fund, the Target Portfolio shareholders could lose money. As with any Portfolio, the value of the Combined Fund’s investments, and, therefore, the value of the Combined Fund’s shares, may fluctuate. In addition, there are specific factors that may affect the value of a particular security. Also, the Combined Fund may invest in securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.
Federal Tax Consequences
     Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, none of the relevant Target Portfolio, the Growth Portfolio, or their respective Life Company Holders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization except for (A) any gain or loss that may be recognized on “section 1256 contracts” as defined in Section 1256(b) of the Internal Revenue Code of 1986, as amended (the “Code”) as a result of the closing of the tax year of the Target Portfolio, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Portfolio. As a condition to the closing of each Reorganization, the Trust, on behalf of the Growth Portfolio, and the Trust, on behalf of each Portfolio, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.
     For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”
Purchase, Redemption and Valuation of Shares
     Procedures for the purchase, redemption and valuation of shares of each Target Portfolio and the Growth Portfolio are identical.

COMPARISON OF THE PORTFOLIOS
Principal and Other Investment Risks
Growth and Income Portfolio and Growth Portfolio
     Both Portfolios are subject to substantially similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including certain corresponding non-principal risk in the other Portfolio) are set out in the table below.

	Growth and Income Portfolio	Growth Portfolio
Principal Risks	• Securities Selection Risk	• Securities Selection Risk
	• Equity Securities Risk	• Equity Securities Risk
	• Market Risk	• Market Risk
	• Non-Diversification Risk	• Non-Diversification Risk
	• Growth Stocks Risk	• Growth Stocks Risk
	• Active Trading Risk	• Active Trading Risk
	• Value Investing Risk	• N/A
	• Large-Capitalization Companies Risk	• Large-Capitalization Companies Risk (non-principal risk)
TechNet Portfolio and Growth Portfolio
     Both Portfolios are subject to substantially similar principal investment risks associated with an investment in the relevant Portfolio. The principal risks of each Portfolio (including any corresponding non-principal risk in the other Portfolio) are set out in the table below.

	TechNet Portfolio	Growth Portfolio
Principal Risks	• Securities Selection Risk	• Securities Selection Risk
	• Equity Securities Risk	• Equity Securities Risk
	• Market Risk	• Market Risk
	• Non-Diversification Risk	• Non-Diversification Risk
	• Growth Stocks Risk	• Growth Stocks Risk
	• Technology Sector Risk	• N/A
	• Active Trading Risk	• Active Trading Risk
	• Foreign Investment Risk	• Foreign Investment Risk (non-principal risk)
	• Convertible Securities Risk	• Convertible Securities Risk (non-principal risk)
     The following discussion describes the principal risks that may affect the Growth Portfolio and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the Trust Prospectus, a copy of which has previously been provided to shareholders.
     Shares of the Growth Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Growth Portfolio will be able to achieve its investment objective. If the value of the assets of the Growth Portfolio goes down, you could lose money.
     The following are the principal investment risks associated with the Growth Portfolio and, therefore, also with the Combined Fund:

Securities Selection Risk. A strategy used by a Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.
Non-Diversification Risk. A Portfolio that is organized as a “non-diversified” portfolio may invest a larger portion of its assets in the stock of a single company than a diversified fund, and thus, it can concentrate in a smaller number of issuers. A non-diversified portfolio’s risk is increased because the effect of the performance of each security on the Portfolio’s overall performance is greater.
Growth Stock Risk. Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.
Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs for the Portfolio.
Fundamental Investment Restrictions
     The Growth and Income Portfolio and the Growth Portfolio have identical fundamental investment restrictions. The TechNet Portfolio and Growth Portfolio have substantially similar fundamental investment restrictions, with the exception of their respective concentration policies. The Growth Portfolio may not invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry, while the TechNet Portfolio has a policy to invest over 25% of its total assets in the securities of issuers in the technology industry. If the shareholders of a Target Portfolio approve the Reorganization relating to their Portfolio, SunAmerica will manage the Combined Fund pursuant to the investment restrictions of the Growth Portfolio, and the Combined Fund will not concentrate its investments in the technology industry. The complete list of the fundamental investment restrictions of each Target Portfolio and the Growth Portfolio is set out in Appendix A.
Performance Information
     The following bar charts and tables illustrate the past performance of an investment in each Portfolio. The information shows you how each Portfolio’s performance has varied year by year and provides some indication of the risks of investing in each Portfolio. Past performance is not predictive of future performance. For more information concerning the performance of each Portfolio, please refer to the Trust Prospectus and the Trust Annual Report. As shareholders of a Portfolio, you have already received a copy of the Trust Prospectus and Trust Annual Report. You may request a copy of the Trust Prospectus and Trust Annual Report at no charge by calling (800) 445-SUN2 or writing the Trust.

Calendar Year Total Returns, as of 12/31 each year for
Class 2 Shares of the Growth and Income Portfolio
During the period shown in the bar chart, the highest return for a quarter was 19.86% (quarter ended 6/30/09) and the lowest return for a quarter was -25.90% (quarter ended 12/31/08). The year to date calendar return as of June 30, 2010 was -6.90%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(12/29/00)	(11/11/02)
Class 2 Shares	27.26%	-0.58%	-0.55%	N/A
Class 3 Shares	27.23%	-0.68%	N/A	4.36%
S&P 500® Index	26.46%	0.42%	0.00%	5.20%

Calendar Year Total Returns, as of 12/31 each year for
Class 2 Shares of the TechNet Portfolio
During the period shown in the bar chart, the highest return for a quarter was 47.62% (quarter ended 12/30/01) and the lowest return for a quarter was -48.47% (quarter ended 9/30/01). The year to date calendar return as of June 30, 2010 was -2.39%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(12/29/00)	(11/11/02)
Class 2 Shares	54.77%	1.75%	-5.16%	N/A
Class 3 Shares	54.97%	1.65%	N/A	11.41%
Nasdaq-100® Index	54.63%	3.33%	-2.17%	9.43%

Calendar Year Total Returns, as of 12/31 each year for
Class 2 Shares of the Growth Portfolio
During the period shown in the bar chart, the highest return for a quarter was 18.58% (quarter ended 9/30/09) and the lowest return for a quarter was -21.64% (quarter ended 9/30/08). The year to date calendar return as of June 30, 2010 was -5.89%.
Average Annual Total Returns (For the periods ended December 31, 2009)

			Since	Since
			Inception	Inception
	1	5	Class 2	Class 3
	Year	Years	(10/16/00)	(11/11/02)
Class 2 Shares	38.41%	1.16%	-0.62%	N/A
Class 3 Shares	38.32%	1.07%	N/A	5.53%
S&P 500® Index	26.46%	0.42%	-0.41%	5.20%
Russell 3000® Growth Index	37.01%	1.58%	-3.24%	6.15%
     Because the Combined Fund will most closely resemble the Growth Portfolio, the Growth Portfolio will be the accounting survivor of each Reorganization. The Combined Fund will also maintain the performance history of the Growth Portfolio at the closing of each Reorganization.
     The NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on the NASDAQ Stock Market based on market capitalization.
     The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 3000® Growth or the Russell 2000 Growth indexes.
     The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

Management of the Portfolios
     Target Portfolios. SunAmerica, located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, serves as the investment adviser and manager to each Target Portfolio. SunAmerica selects the Subadvisers for the Target Portfolios, manages the investments for a portion of each Portfolio, provides various administrative services and supervises the daily business affairs of each Portfolio. SunAmerica, was organized in 1982 as a corporation under the laws of the State of Delaware, and managed, advised or administered assets in excess of $41.5 billion as of March 31, 2010. SunAmerica is a wholly-owned subsidiary of SunAmerica Annuity and Life Assurance Company.
     Each Target Portfolio has multiple Managers that are responsible for managing a portion of each Target Portfolio’s portfolio. In addition to serving as the investment adviser and manager to each Portfolio and supervising activities of the other Subadvisers, SunAmerica manages a portion of each Target Portfolio’s portfolio. The management of each Target Portfolio is summarized in the following table.

Portfolio	Managers
Growth and Income Portfolio	• SunAmerica

• Marsico Capital Management, LLC (“Marsico”)

• Thornburg Investment Management, Inc. (“Thornburg”)

TechNet Portfolio	• SunAmerica

• BAMCO, Inc. (“BAMCO”)

• RCM Capital Management LLC (“RCM”)
     In addition, SunAmerica has received an exemptive order from the SEC that permits SunAmerica, subject to certain conditions, to enter into subadvisory agreements relating to the Trust with Subadvisers that have no affiliation with SunAmerica (“unaffiliated Subadvisers”) approved by the Board without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new Subadvisers for the Portfolios, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Portfolios have the right to terminate an agreement with a Subadviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Subadviser changes. The order also permits the Trust to disclose to shareholders the Subadviser fees only in the aggregate for each Portfolio. Each of the Subadvisers is unaffiliated with SunAmerica and discharges its responsibilities subject to the policies of the Trust and the oversight and supervision of SunAmerica, which pays the Subadvisers’ fees. These fees do not increase Portfolio expenses.
     The SunAmerica portion of the Growth and Income Portfolio is managed by Steven A. Neimeth. Mr. Neimeth, Senior Vice President and Portfolio Manager, joined SunAmerica in April 2004. From 2002 until he joined SunAmerica, Mr. Neimeth was a portfolio manager of the Neuberger Berman Large-Cap Value Fund. Between 1997 and 2002, Mr. Neimeth was a portfolio manager and research analyst at Bear Stearns Asset Management. Mr. Neimeth has been a portfolio manager of the Growth and Income Portfolio since 2004.
     The Marsico portion of the Growth and Income Portfolio is managed by Thomas F. Marsico. Mr. Marsico is the Chief Investment Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Mr. Marsico has been a portfolio manager of the Growth and Income Portfolio since 2001.
     The Thornburg portion of the Growth and Income Portfolio is managed by W. Vinson Walden, CFA. Mr. Walden joined Thornburg in 2002 as an associate portfolio manager. Prior to joining Thornburg, Mr. Walden served as an associate for Lehman Brothers in New York City. Mr. Walden has been a portfolio manager of the Growth and Income Portfolio since 2006.

     The SunAmerica portion of the TechNet Portfolio is managed by Andrew Sheridan. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SunAmerica in 2003. He is a member of the research team covering the technology industry. Prior to joining SunAmerica, Mr. Sheridan worked in the research department at U.S. Trust and the research division of Greenwich Associates. Mr. Sheridan has been a portfolio manager of the TechNet Portfolio since 2004.
     The BAMCO portion of the TechNet Portfolio is managed by Michael Lippert, JD, CFA. Mr. Lippert is the portfolio manager for the Baron iOpportunity Fund. Mr. Lippert served as a senior research analyst on a team of analysts that provided research for the portfolio and the Baron Fifth Avenue Growth Fund. He has covered Internet communications, and media and entertainment, and business services companies since December 2001. Prior to joining BAMCO, he was a research analyst and general counsel for JLF Asset Management from April 2001, and from 2000 to 2001, he was a partner in the firm Baker & Botts. Mr. Lippert has been a portfolio manager of the TechNet Portfolio since 2006.
     The RCM portion of the TechNet Portfolio is managed by Walter C. Price, Jr., CFA. Mr. Price is a Managing Director of RCM, with which he has been associated since 1974. He has research and money management responsibilities for much of RCM’s technology area. Mr. Price has been a portfolio manager of the TechNet Portfolio since 2005.
     The Trust SAI provides additional information about the compensation of each Target Portfolio’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Target Portfolio and other funds managed by SunAmerica.
     Growth Portfolio. SunAmerica serves as the investment adviser and manager to the Growth Portfolio. SunAmerica selects the Subadvisers for the Growth Portfolio, manages the investments for a portion of the Portfolio, provides various administrative services and supervises the daily business affairs of the Portfolio.
     The Growth Portfolio has multiple Managers that are responsible for managing a portion of Portfolio’s portfolio. In addition to serving as the investment adviser and manager to the Portfolio and supervising activities of the other Subadvisers, SunAmerica manages a portion of Growth Portfolio’s portfolio. The management of the Growth Portfolio is summarized in the following table.

Portfolio	Managers
Growth Portfolio	• SunAmerica

• Janus Capital Management LLC (“Janus”)

• Marsico
     The SunAmerica portion of the Growth Portfolio is managed by John Massey. Mr. Massey joined SunAmerica in February 2006 and is currently a Vice President and Senior Portfolio Manager. Prior to joining SunAmerica, Mr. Massey was an Associate Director and member of the large cap growth team of Bear Stearns Asset Management from 2001 to 2005 and has 20 years of experience in the investment industry. Mr. Massey has been a portfolio manager of the Growth Portfolio since 2006.
     The Janus portion of the Growth Portfolio is managed by Ron Sachs, CFA. Mr. Sachs has managed a portion of the Portfolio since January 2008. Mr. Sachs joined Janus in 1996 as a research analyst, and has acted as portfolio manager of other Janus-advised mutual funds since June 2000. Mr. Sachs is also a portfolio manager of other Janus accounts. Mr. Sachs holds the Chartered Financial Analyst Designation. Mr. Sachs has been a portfolio manager of the Growth Portfolio since 2008.
     The Marsico portion of the Growth Portfolio is managed by Thomas F. Marsico. Mr. Marsico is the Chief Investment Officer of Marsico. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager. Mr. Marsico has been a portfolio manager of the Growth Portfolio since 2001.

     The Trust SAI provides additional information about the compensation of the Growth Portfolio’s portfolio managers, other accounts managed by such managers, and such managers’ ownership of securities in the Growth Portfolio and other funds managed by SunAmerica.
     Combined Fund. As discussed below under “Investment Advisory and Management Agreement,” following the Reorganization, SunAmerica will continue to serve as the investment adviser and manager of the Combined Fund. In addition, SunAmerica will continue to manage a portion of the Combined Fund’s portfolio, and each of Janus and Marsico will continue to serve as Subadvisers and manage a portion of the Combined Fund’s portfolio.
     It is anticipated that Messrs. Massey, Sachs and Marsico will be the portfolio managers of the Combined Fund following the Reorganizations. The exemptive order discussed above will continue to apply to the Combined Fund following the completion of each Reorganization. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Fund, change the terms of particular agreements with unaffiliated Subadvisers or continue the employment of existing unaffiliated Subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.
Investment Advisory and Management Agreement
     Target Portfolios and Growth Portfolio. Pursuant to the Trust’s Investment Advisory and Management Agreement with SunAmerica (the “Management Agreement”), each Portfolio pays SunAmerica an advisory fee. As compensation for its services, SunAmerica receives from the Trust a fee, accrued daily and payable monthly, based on the net assets of each Portfolio at the following annual rates listed below:

	Average daily net
Portfolio	assets of the Fund	Advisory Fee Rate

Growth and Income Portfolio	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%

TechNet Portfolio	First $250 million	1.20%
	Next $250 million	1.10%
	Over $500 million	1.00%

Growth Portfolio	First $250 million	1.00%
	Next $250 million	0.95%
	Over $500 million	0.90%
     The management fee schedule of the Growth and Income Portfolio and the Growth Portfolio are identical; however, the management fee schedule of the Growth Portfolio is lower than that of the TechNet Portfolio. SunAmerica is voluntarily waiving on an annual basis 0.15% of TechNet’s management fees; however, even after taking into account this voluntary fee waiver, the management fee payable by the TechNet Portfolio to SunAmerica remains higher than the management fee payable by the Growth Portfolio. The Portfolios are party to the same Management Agreement, and the services provided to each Portfolio are identical.
     The Management Agreement will remain in place following the Reorganization and the management fee rate of the Combined Fund under the Management Agreement will be identical to the current management fee rate applicable to the Growth Portfolio. Currently, each of the Growth and Income Portfolio, the TechNet Portfolio and the Growth Portfolio is charged a contractual management fee at the effective rate of 1.00%, 1.20% and 1.00%, respectively, of the Portfolio’s average daily net assets, the highest level under each Portfolio’s existing respective management fee breakpoint schedule.
     A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement is available in the Trust Annual Report.

     SunAmerica is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for the TechNet Portfolio classes do not exceed 1.65% and 1.75% for Class 2 and Class 3, respectively. These waivers and reimbursements will continue indefinitely until the completion of the Reorganization, but may be terminated at any time. Because the waiver of fees and/or reimbursing of expenses is voluntary, it is not reflected as a reduction of the “Total Annual Fund Operating Expenses” listed in the Fee Table. The voluntary waivers and/or reimbursements are subject to recoupment by SunAmerica from the Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and maintain the voluntary expense limitations.
     Through expense offset arrangements resulting from broker commission recapture, a portion of each Portfolio’s other expenses have been reduced. For the year ended March 31, 2010, broker commission recapture amounts received by the Portfolios were used to offset the Portfolio’s other expenses. “Other Expenses” do not take into account these expense reductions and are therefore higher than the other expenses of the Portfolio. Had the expense reductions been taken into account, “Total Annual Fund Operating Expenses” for Class 2 and Class 3 would have been as follows:

Portfolio	Class 2	Class 3
Growth and Income Portfolio	1.42%	1.52%
TechNet Portfolio	1.69%	1.79%
Growth Portfolio	1.32%	1.42%
Pro Forma Combined Fund	1.26%	1.36%
     Combined Fund. If the shareholders of each Target Portfolio approve the Reorganization relating to their Portfolio, the Combined Fund will be managed by SunAmerica pursuant to the Management Agreement with respect to the Growth Portfolio, as described above. As discussed above, the services provided to each Portfolio under the Management Agreement are identical.
Service Providers
     State Street Bank and Trust Co. (“State Street”), located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and as transfer and dividend paying agent for each Portfolio and in those capacities maintains certain financial and accounting books and records pursuant to separate agreements with the Trust, on behalf of the Portfolios. PricewaterhouseCoopers LLP, located at 1201 Louisiana, Suite 2900, Houston, TX 77002-5678, serves as each Portfolio’s independent registered public accounting firm and in that capacity examines the annual financial statements of the Portfolios. The firm of Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to each Portfolio.
     Combined Fund. Each Portfolio currently uses the same service providers and it is anticipated that the Combined Fund will continue to use such service providers.
Distribution and Service Fees
     Class 2 and Class 3 shares of each Portfolio, are subject to a Rule 12b-1 plan (each, a “Plan” and together, the “Plans”) that provides for service fees payable at the annual rate of up to 0.15% and 0.25%, respectively, of the average daily net assets of such class of shares. The service fees will be used to compensate the Life Companies for costs associated with servicing such class of shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders of the Variable Contracts who are the indirect beneficial owners of the Portfolios’ Class 2 or Class 3 shares. Because these service fees are paid out of each Portfolio’s Class 2 or Class 3 assets on an ongoing basis, over time these fees will increase the cost of your investment.
     Continuance of the Plans with respect to each Portfolio is subject to annual approval by vote of the Independent Trustees. A Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of a Portfolio, without approval of the shareholders of the affected class of shares of the Portfolio. In addition, all material amendments to the Plans must be approved by the Trustees in the manner described above. A Plan may be terminated at any time with respect to a Portfolio without payment of any penalty by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the affected class of shares of the Portfolio. So long as the Plans are in effect, the election and nomination of the Independent Trustees of the Trust shall be committed to the discretion of the Independent Trustees. In the Trustees’ quarterly review of the Plans, they will consider the continued appropriateness of, and the level of, compensation provided in the Plans. In their consideration of the Plans with respect to a Portfolio, the Trustees must consider all factors they deem relevant, including information as to the benefits for the Portfolio for the shareholders of the relevant class of the Portfolio.
     Combined Fund. Following the Reorganizations, the Combined Fund will continue to be subject to the Plans, as described above, for its share classes. The Plans are identical for each share class of each Portfolio.
Dividends and Distributions
     The policies with respect to payment of dividends and distributions of each Target Portfolio and the Growth Portfolio are identical and such procedures will remain in place for the Combined Fund. Shareholders should refer to the Trust Prospectus for the specific policies with respect to payment of dividends and capital gains distributions.
Purchase, Redemption and Valuation of Shares
     Procedures for the purchase, redemption and valuation of shares of each Target Portfolio and the Growth Portfolio are identical and such procedures will remain in place for the Combined Fund. Shareholders should refer to the Trust Prospectus for the specific procedures applicable to purchases and redemptions of shares. See “Summary—Fee and Expenses” above.
Market Timing Trading Policies and Procedures
     The market timing trading policies and procedures of each Target Portfolio and the Growth Portfolio are identical, and such policies and procedures will remain in place for the Combined Fund. Shareholders should refer to the Trust Prospectus for the specific market timing trading policies and procedures.
FINANCIAL HIGHLIGHTS
     Financial highlights tables for the existing share classes of the Growth Portfolio may be found in the Trust Prospectus. As shareholders of a Portfolio, you have already received a copy of the Trust Prospectus, Trust SAI and Trust Annual Report. You may request a copy of the Trust Prospectus and Trust Annual Report at no charge by calling (800) 445-SUN2 or writing the Trust.
INFORMATION ABOUT THE REORGANIZATIONS
General
     Under each Reorganization Agreement, the relevant Target Portfolio will transfer its assets to the Growth Portfolio in exchange for substantially all of the liabilities of the Target Portfolio and Class 2 and Class 3 shares of the Growth Portfolio. For more details about the Reorganization Agreements, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Growth Portfolio issued to each Target Portfolio will have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Target Portfolio’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Portfolio of the shares of the Growth Portfolio, the Target Portfolio will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Portfolio will be terminated as a series of the Trust under applicable state law.
     The distribution of Growth Portfolio shares to the Target Portfolio’s Separate Account shareholders will be accomplished by crediting your Variable Contract with shares of the of the Growth Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the Target Portfolio held in your Variable Contract on that date See “Terms of the Reorganization Agreement” below.

     Accordingly, as a result of a Reorganization, the relevant Target Portfolio shareholders will own the same class of shares of the Growth Portfolio having an aggregate NAV immediately after the Closing Date equal to the aggregate NAV of that shareholder’s Target Portfolio shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Portfolio’s NAV. However, as a result of a Reorganization, a shareholder of the relevant Target Portfolio or the Growth Portfolio will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Portfolio.
Terms of the Reorganization Agreements
     Pursuant to each Reorganization Agreement, the Growth Portfolio will acquire the assets of the relevant Target Portfolio on the Closing Date in consideration for the assumption of the Target Portfolio’s liabilities and shares of the Growth Portfolio.
     On the Closing Date, the relevant Target Portfolio will transfer to the Growth Portfolio its assets in exchange solely for Class 2 and Class 3 shares of the Growth Portfolio that are equal in value to the value of the net assets of the Target Portfolio transferred to the Growth Portfolio as of the Closing Date, as determined in accordance with the Growth Portfolio’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Portfolios, and the assumption by the Growth Portfolio of the liabilities of the Target Portfolio. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Portfolio will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.
     Each Target Portfolio expects to distribute the shares of the Growth Portfolio to the shareholders of the Target Portfolio promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Portfolio will be redeemed in accordance with Massachusetts law and the Declaration of Trust of the Trust. Thereafter, the relevant Target Portfolio will be terminated as a series of the Trust under Massachusetts law.
     Each of the Portfolios has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.
     Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the Trust, on behalf of the Portfolios, are conditioned upon, among other things:
•	the approval of the Reorganization by the Target Portfolio’s shareholders;

•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•	the truth in all material respects as of the Closing Date of the representations and warranties of the Portfolios and performance and compliance in all material respects with the Portfolios’ agreements, obligations and covenants required by the Reorganization Agreement;

•	the effectiveness under applicable law of the registration statement of the Trust of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Portfolio to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.

     Each Reorganization Agreement may be terminated or amended by the mutual consent of the Trust, on behalf of the relevant Portfolio, either before or after approval thereof by the shareholders of the Target Portfolio.
     The Board of Trustees unanimously recommends that you vote to approve the Reorganization relating to your Portfolio, as it believes the Reorganization is in the best interests of the Portfolio (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Portfolio will not be diluted as a result of consummation of the proposed Reorganization.
Reasons for the Reorganizations
     The Board of Trustees evaluated each Reorganization independently of the other Reorganization and approved each Reorganization separately. The factors considered by the Board of Trustees with regard to each Reorganization include, but are not limited to, the following:
•	The investment objectives of the Growth and Income Portfolio and the Growth Portfolio are similar, and the investment objectives of the TechNet Portfolio and the Growth Portfolio are identical, and certain investment strategies and techniques are compatible; however, certain investment strategies and techniques are different. See “Summary—Investment Objectives and Principal Investment Strategies.”
Through the Reorganization involving the Growth and Income Portfolio, shareholders of the Growth and Income Portfolio will be invested in a Combined Fund with a similar objective and compatible investment strategies and techniques; however, shareholders of the Growth and Income Portfolio will be invested in a Portfolio that selects securities on the basis of growth criteria alone rather than on the basis of growth and value criteria and that invests in equity securities issued by companies of any market capitalization rather than investing principally in securities of large-cap companies.
Through the Reorganization involving the TechNet Portfolio, shareholders of the TechNet Portfolio will be invested in a Combined Fund with an identical objective and compatible investment strategies and techniques; however, shareholders of the TechNet Portfolio will be invested in a fund that selects securities on the basis of growth criteria without limit to market sectors rather than in a fund that emphasizes companies that benefit from technology.
•	The possibility that the Combined Fund may achieve certain operating efficiencies from its larger net asset size.
The larger net asset size of the Combined Fund may permit the Combined Fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger Combined Fund may potentially lower portfolio transaction costs. This potential benefit will largely depend on the growth of the Combined Fund and may not be achieved solely as a result of the Reorganizations.
•	The expectation that the Combined Fund will have projected total annual operating expenses below those of each Target Portfolio, even after taking into account applicable voluntary fee waivers and expense reimbursement arrangements of the Target Portfolios.
The Combined Fund will have projected total annual fund operating expenses that are expected to be below those of each of the Growth and Income Portfolio, the TechNet Portfolio and the Growth Portfolio prior to the Reorganization, including even after taking into account the voluntary fee waiver and/or expense reimbursements applicable to the TechNet Portfolio. See “Summary—Fees and Expenses.”
•	The personnel of SunAmerica and the Subadvisers who will manage the Combined Fund. The Trustees considered that SunAmerica will continue to serve as the investment adviser and manage a portion of the

Combined Fund after the Reorganizations and that Janus and Marsico will continue to serve as Subadvisers to the Combined Fund after the closing of the Reorganizations.
The Trustees considered that the portfolio managers of the Growth Portfolio are expected to continue to manage the Combined Fund following the closing of the Reorganizations.
•	The relative performance histories of each of the Target Portfolios and the Growth Portfolio.
While not predictive of future results, the Board of Trustees reviewed the relative performance of each of the Target Portfolios and the Growth Portfolio over different time periods compared with each other and to the relative benchmarks applicable to each Portfolio. The Growth Portfolio will be the accounting survivor of the Reorganization. As such, the Combined Fund will continue the performance history of the Growth Portfolio after the closing of the Reorganization.
•	The relative size of each of the Target Portfolios and the Growth Portfolio.
The Board of Trustees considered that the Seasons variable insurance products were closed to new Contract Owners as of May 1, 2010. While existing Contract Owners may still direct assets to the relevant Target Portfolio, it is expected that the assets in the Target Portfolio, which is only offered in the Seasons variable insurance products, will decline over time as shares are redeemed, as has been the case for the last few years. The Board of Trustees also considered that the MAPs are offered in other variable insurance products issued by the Life Companies. Each MAP is currently investing in the Growth Portfolio but not in either Target Portfolio. Thereby, it is anticipated that the Growth Portfolio will indirectly receive new assets as one of the underlying variable investment options available to each MAP, while the Target Portfolios will not.
•	The fact that there will be no gain or loss recognized by Life Company Holders for federal income tax purposes as a result of a Reorganization, as each Reorganization is expected to be a tax-free transaction.
Each Reorganization contemplates a tax-free transfer of the assets of the relevant Target Portfolio in exchange for the assumption of the Target Portfolio’s liabilities and shares of the Growth Portfolio. Life Company Holders will receive Growth Portfolio shares equivalent to the aggregate net asset value of their Target Portfolio shares and will pay no federal income tax on the transaction.
•	That the shareholders of the Portfolios will not be diluted as a result of the Reorganizations.
The aggregate net asset value of the shares of the Growth Portfolio that shareholders of the relevant Target Portfolio will receive in the Reorganization is expected to equal the aggregate net asset value of the shares that shareholders of that Target Portfolio own immediately prior to the Reorganization, and these shareholders of the Target Portfolio will not be diluted as a result of the Reorganization.
•	The costs associated with each Reorganization will be borne solely by SunAmerica or its affiliates and will not be borne by shareholders (except that shareholders will pay any brokerage or trading expenses of securities sold prior to and immediately following the applicable Reorganization).
Shareholders will not bear the costs associated with the Reorganization relating to their Portfolio, including proxy solicitation expenses. Proxy solicitation expenses include legal fees, printing, packaging and postage—all of which will be covered by SunAmerica or its affiliates. Each Reorganization is expected to cause portfolio turnover and transaction expenses from the sale of securities prior to and immediately following the closing of the Reorganization, which will be incurred by the relevant Target Portfolio and the Combined Fund, respectively, and borne by each Portfolio’s shareholders; however, these costs are not expected to have a material impact on the NAV of the Portfolios.

     For these and other reasons, the Board of Trustees unanimously concluded that, based upon the factors and determinations summarized above, consummation of each Reorganization is in the best interests of the relevant Target Portfolio and the interests of the Target Portfolio’s existing shareholders will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Material U.S. Federal Income Tax Consequences of the Reorganizations
     The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to interests in the Target Portfolios held by the Separate Accounts and the holders of Variable Contracts issued by the Separate Accounts. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Variable Contracts used by the Separate Accounts are and remain qualified as Annuity Contracts. Owners of Variable Contracts should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.
     It is a condition to the closing of each Reorganization that the Trust, on behalf of each Portfolio, receive an opinion from Willkie Farr & Gallagher LLP, counsel to each Portfolio, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Portfolio and the Growth Portfolio each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:
•	No gain or loss will be recognized by the Target Portfolio or by the Growth Portfolio upon the transfer of substantially all of the assets of the Target Portfolio to the Growth Portfolio solely in exchange for the shares of the Growth Portfolio and the assumption by the Growth Portfolio of certain liabilities of the Target Portfolio except for (A) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Portfolio, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Portfolio; or upon the distribution of the shares of the Growth Portfolio by the Target Portfolio to its Life Company Holders in the subsequent termination of the Target Portfolio.

•	No gain or loss will be recognized by a Life Company Holders of the Target Portfolio who exchanges all of his, her or its shares of the Target Portfolio solely for the shares of the Growth Portfolio pursuant to the Reorganization.

•	The tax basis of the shares of the Growth Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Portfolio surrendered in exchange therefor.

•	The holding period of the shares of the Growth Portfolio received by a Life Company Holder of the Target Portfolio pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Portfolio surrendered in exchange therefor.

•	The Growth Portfolio’s tax basis in assets of the Target Portfolio received by the Growth Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Portfolio immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer, and the Growth Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Portfolio except for any assets which may be marked to market for federal income taxes on the termination of the Target Portfolio’s taxable year or on which gain was recognized upon the transfer to the Growth Portfolio.
     The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Growth Portfolio and the relevant Target Portfolio and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Portfolio, the Growth Portfolio, or the respective Separate Accounts of the Life Companies of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Portfolio at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.
     The Growth Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Portfolio and its shareholders.
     Effect on Owners of Variable Contracts
     Contract Owners will not recognize gain or loss as a result of either Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, owners of Variable Contracts will not be taxed on any distributions paid with respect to either Reorganization.
     Effect on the Separate Accounts of the Life Companies
     Prior to the Closing Date, each Target Portfolio will declare a distribution to its Separate Accounts, if any, which together with all previous distributions, will have the effect of distributing to its Separate Accounts all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract Owners will not be directly affected by such Target Portfolio distributions.
     As discussed above, a considerable portion of the portfolio securities of each of the Growth and Income Portfolio and the TechNet Portfolio is expected to be sold after the closing of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Combined Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Combined Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies holding shares of the Growth and Income Portfolio or the TechNet Portfolio, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is this case with other distributions to the Separate Accounts of the Life Companies holding shares and owners of Variable Contracts will not be taxed on these distributions. SunAmerica also has advised that none of the Growth and Income Portfolio, the TechNet Portfolio or the Combined Fund will dispose of holdings in the Growth and Income Portfolio’s, the TechNet Portfolio’s or the Combined Fund’s portfolio to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.
     The Growth Portfolio will succeed to the capital loss carryforwards, if any, of each Target Portfolio. The capital loss carryforwards of the Target Portfolios and of the Growth Portfolio will be available to offset the capital gains of the Combined Fund. Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to an overall eight year capital loss carryforward limit, as measured from the date of recognition. The expiration of the capital loss carryforwards of each of the Target Portfolios will be accelerated by one year. Owners of Variable Contracts will not be affected by the expiration of these capital loss carryforwards.
Expenses of the Reorganizations
     SunAmerica or its affiliates will pay the expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Portfolio’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board of Trustees, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Portfolio’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.
     SunAmerica has estimated that the brokerage commission and other transactions costs associated with the post-Reorganization portfolio repositioning will be less than $40,000 with respect to each Target Portfolio. None of the Portfolios will pay any expenses of shareholders arising out of or in connection with the Reorganizations.
     All other expenses of each of the Portfolios shall be paid by the applicable Portfolio.
Legal Matters
     Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of the Growth Portfolio will be passed on by Willkie Farr & Gallagher LLP and Bingham McCutchen LLP, special counsel to the Trust.
OTHER INFORMATION
Capitalization
     The following table sets forth as of March 31, 2010: (i) the unaudited capitalization of the Growth and Income Portfolio; (ii) the unaudited capitalization of the TechNet Portfolio; (iii) the unaudited capitalization of the Growth Portfolio; and (iv) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.
Growth and Income Portfolio

	Class 1	Class 2	Class 3	Total
Net Assets:	N/A	$20,066,098	$19,476,294	$39,542,392
Shares Outstanding:	N/A	3,092,000	3,009,874	6,101,874
Net Assets Per Share:	N/A	$6.49	$6.47

TechNet Portfolio

	Class 1	Class 2	Class 3	Total

Net Assets:	N/A	$14,365,519	$17,062,748	$31,428,267
Shares Outstanding:	N/A	2,719,312	3,257,095	5,976,407
Net Assets Per Share:	N/A	$5.28	$5.24
Growth Portfolio

	Class 1	Class 2	Class 3	Total

Net Assets:	$2,156,185	$31,688,571	$41,987,779	$75,832,535
Shares Outstanding:	261,544	3,902,898	5,213,465	9,377,907
Net Assets Per Share:	$8.24	$8.12	$8.05
Pro Forma Adjustments (assuming the Reorganization of the Growth and Income Portfolio into the Growth Portfolio)

	Class 1	Class 2	Class 3	Total

Net Assets(1)(2):	$(748)	$(20,805)	$(24,087)	$(45,640)
Shares Outstanding(3):	—	(621,158)	(590,804)	(1,211,962)
Net Assets Per Share:	$—	$—	$—
Growth and Income Portfolio into Growth Portfolio:
Pro Forma Combined Fund

	Class 1	Class 2	Class 3	Total

Net Assets:	$2,155,437	$51,733,864	$61,439,986	$115,329,287
Shares Outstanding:	261,544	6,373,740	7,632,535	14,267,819
Net Assets Per Share:	$8.24	$8.12	$8.05
Pro Forma Adjustments (assuming the Reorganization of the TechNet Portfolio into the Growth Portfolio)

	Class 1	Class 2	Class 3	Total
Net Assets(2):	$(804)	$(17,175)	$(22,021)	$(40,000)
Shares Outstanding(3):	—	(950,160)	(1,137,499)	(2,087,659)
Net Assets Per Share:	$—	$—	$—

TechNet Portfolio into Growth Portfolio:
Pro Forma Combined Fund

	Class 1	Class 2	Class 3	Total

Net Assets:	$2,155,381	$46,036,915	$59,028,506	$107,220,802
Shares Outstanding:	261,544	5,672,050	7,333,061	13,266,655
Net Assets Per Share:	$8.24	$8.12	$8.05
Pro Forma Adjustments (assuming the Reorganization of each of the Growth and Income Portfolio and
TechNet Portfolio into the Growth Portfolio)

	Class 1	Class 2	Class 3	Total

Net Assets(1) (2):	$(1,175)	$(38,894)	$(45,571)	$(85,640)
Shares Outstanding(3):	—	(1,571,318)	(1,728,302)	(3,299,620)
Net Assets Per Share:	$—	$—	$—
Growth and Income Portfolio and TechNet Portfolio into Growth Portfolio:
Pro Forma Combined Fund

	Class 1	Class 2	Class 3	Total

Net Assets:	$2,155,010	$66,081,294	$78,481,250	$146,717,554
Shares Outstanding:	261,544	8,142,892	9,752,132	18,156,568
Net Assets Per Share:	$8.24	$8.12	$8.05

(1)	To adjust for the remaining balances of any prepaid expenses of the Growth and Income Portfolio to be expensed prior to the applicable Reorganization.

(2)	To adjust for estimated brokerage commission costs associated with the post-Reorganization portfolio repositioning.

(3)	To adjust for a tax-free exchange of Growth and Income Portfolio shares and TechNet Portfolio shares for shares of the Growth Portfolio.
Shareholder Information
     As of June 30, 2010, there were 5,849,009.98 shares of the Growth and Income Portfolio outstanding and there were 5,560,164.95 shares of the TechNet Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each Target Portfolio. As of June 30, 2010, no person was known by either Target Portfolio to own beneficially or of record 5% or more of any class of shares of the Target Portfolio except as follows:

	Class; Type of			% of Combined Fund
Name & Address	Ownership	% of Class	% of Portfolio	Post-Closing
Growth and Income Portfolio
SunAmerica Annuity and Life Assurance Company 1 SunAmerica Center, Century City Los Angeles, California 90067-6022	Class 1	N/A	N/A	N/A
	Class 2	100.00%	49.71%	15.40%
	Class 3	97.43%	49.00%	15.18%

	Class; Type of			% of Combined Fund
Name & Address	Ownership	% of Class	% of Portfolio	Post-Closing
TechNet Portfolio
SunAmerica Annuity and Life Assurance Company 1 SunAmerica Center, Century City Los Angeles, California 90067-6022	Class 1	N/A	N/A	N/A
	Class 2	100.00%	44.52%	11.32%
	Class 3	98.23%	54.50%	13.85%
     As of June 30, 2010, there were 9,273,157.05 shares of the Growth Portfolio outstanding. As of such date, the Trustees and officers of the Trust as a group owned less than 1% of the shares of the Growth Portfolio. As of June 30, 2010, no person was known by the Growth Portfolio to own beneficially or of record 5% or more of any class of shares of the Growth Portfolio except as follows:

	Class; Type of			% of Combined Fund
Name & Address	Ownership	% of Class	% of Portfolio	Post-Closing
Growth Portfolio
SunAmerica Annuity and Life Assurance Company 1 SunAmerica Center, Century City Los Angeles, California 90067-6022	Class 1	100.00%	3.91%	1.70%
	Class 2	100.00%	55.84%	24.34%
	Class 3	98.48%	39.64%	17.28%
Shareholder Rights and Obligations
     Because each of the Target Portfolios and the Growth Portfolio are series of the Trust, the organizational documents that govern each Portfolio are the same. The Trust is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on June 18, 1996.
     The Trust currently consists of twenty-four separate Portfolios, each of which may offer Class 1, Class 2 and/or Class 3 shares. In addition, the Trustees may authorize the creation of additional classes of shares in the future, which may have fee structures different from those of existing classes and/or may be offered only to certain qualified investors.
     Except as otherwise described herein, all shares of the Trust have equal voting rights and may be voted in the election of Trustees and on other matters submitted to the vote of the shareholders. Shareholders’ meetings ordinarily will not be held unless required by the 1940 Act. Under the 1940 Act, there normally will be no shareholders’ meetings for the purpose of electing Trustees unless and until such time as fewer than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders’ meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. A Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. In addition, a Trustee may be removed by action of two-thirds of the removing Trustees, or in the event of bankruptcy, adjudicated incompetence or other permanent incapacity. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees, provided that immediately after the appointment of any successor Trustee, at least two-thirds of the Trustees have been elected by the shareholders. Shares do not have cumulative voting rights. Thus, holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except that amendments to conform the Declaration to the requirements of applicable federal laws or regulations or the regulated investment company provisions of the Code may be made by the Trustees without the vote or consent of shareholders. If not terminated by the vote or written consent of a majority of its outstanding shares, the Trust will continue indefinitely.

     In matters affecting only a particular Portfolio, the matter shall have been effectively acted upon by a majority vote of that Portfolio even though: (1) the matter has not been approved by a majority vote of any other Portfolio; or (2) the matter has not been approved by a majority vote of the Trust.
     The classes of shares of a given Portfolio are identical in all respects, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and Class 3 shares are subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 Plan adopted with respect to Class 2 and Class 3 shares.
Shareholder Proposals
     Each of the Portfolios does not hold regular annual meetings of shareholders. The Portfolios hold meetings of shareholders whenever the 1940 Act requires shareholders to act upon any of the following matters: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants or when required under the Trust’s Declaration of Trust. Generally, Target Portfolio (in the event the Reorganization relating to such Portfolio is not completed), and the Growth Portfolio will not hold future regular annual or special meetings of its shareholders unless required by the 1940 Act or when required under the Trust’s Declaration of Trust. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Nori L. Gabert, Secretary, 2929 Allen Parkway, Houston, TX 77019. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Portfolio within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.
Solicitation of Proxies
     Solicitations of proxies are being made on behalf of each of the Target Portfolios and the Board of Trustees primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about August 13, 2010. In addition to the solicitation of proxies by mail, employees of the Target Portfolios and its affiliates may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The tabulation expenses in connection with the Reorganizations are estimated to be approximately $20,000, all of which will be borne by SunAmerica or its affiliates. The Portfolios do not intend to engage a proxy solicitor in connection with seeking approval of the Reorganizations.
     Questions about the proposal should be directed to SunAmerica by telephone at 1-800-445-7862.
VOTING INFORMATION AND REQUIREMENTS
General
     This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Portfolio into the Growth Portfolio and the solicitation of proxies by and on behalf of the Board of Trustees for use at the Special Meeting. The Special Meeting will be held on Friday, September 17, 2010 at 2:00 p.m., Central Standard Time, at the offices of SunAmerica, located at The Woodson Tower Building, 2919 Allen Parkway, Meeting Room 2, Houston, Texas 77019, or at such later time as is made necessary by adjournment or postponement.
     As of June 30, 2010, the Growth and Income Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 2	2,902,872.83
Class 3	2,946,137.16

     As of June 30, 2010, the TechNet Portfolio had the following number of shares outstanding:

Share Class	Number of Shares
Class 2	2,463,442.13
Class 3	3,096,722.83
     Only shareholders of record on June 30, 2010 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.
Shareholder Approval
     Approval by each Target Portfolio of the proposed Reorganization relating to such Portfolio will require the affirmative vote of a majority of the shares outstanding and entitled to vote at the respective Target Portfolio’s Special Meeting. Shareholder approval of one Reorganization is not contingent upon shareholder approval of any other Reorganization. If the shareholders fail to approve the proposed Reorganization relating to their Target Portfolio, the Reorganization will not occur. The Board of Trustees has fixed the close of business on June 30, 2010 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.
     If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper voting instruction card or by submitting a Proxy by telephone or over the internet), the shares of the Target Portfolio represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter, which may properly come before the Special Meeting, or any adjournments or postponements thereof.
     A majority of the outstanding shares of each Target Portfolio entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.
     The chairman of the meeting or the persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of a Target Portfolio without further notice to permit further solicitation of Proxies. If a shareholder vote is called and a quorum is present, any such adjournment will require the affirmative vote of the holders of a majority of the shares of the Target Portfolio present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned or postponed; if a quorum is not present, any such adjournment will require the affirmative vote of the holders of a majority of votes cast. Those proxies that are instructed to vote in favor of the applicable Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the applicable Reorganization, will vote against any such adjournment, as applicable.
     All properly executed Proxies received prior to the Special Meeting or any adjournment or postponement thereof will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions will be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization.
Manner of Voting
     Target Portfolio shareholders may vote by returning the enclosed voting instruction card or by casting their vote via telephone using the instructions provided on the enclosed voting instruction card. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Trust.

     Echo Voting. Shares of the Portfolios are sold to the Separate Account and are used as investment options under Variable Contracts. Contract Owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolios. The Life Companies use the Portfolio as a funding vehicle, and are, in most cases, the legal shareholders of the Portfolios. As such, the Life Companies will have sole voting power with respect to the shares, but generally will pass through any voting rights to Contract Owners. Therefore, for a Separate Account that is registered with the SEC, an insurance company will request voting instructions from the Contract Owner and will vote shares or other interests in the Separate Account as directed by the Contract Owner. In the event that any Contract Owner fails to provide voting instructions with respect to the Separate Account, the Separate Account will vote the shares attributable to those Contract Owners for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract Owners investing through the same Separate Account, even if only a small number of Contract Owners provide voting instructions. The effect of proportional voting is that if a large number of Contract Owners fail to give voting instructions, a small number of Contract Owners may determine the outcome of the vote.
     Voting by Mail. To vote by mail, you should date and sign the voting instruction card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided.
     Voting by Telephone. You may use the automated touch-tone voting method by calling the toll-free number provided on the voting instruction card. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your voting instruction card at hand.
     Internet Voting. To vote over the internet, please log on to the website listed on your voting instruction card and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your voting instruction card at hand. After logging on, follow the instructions on the screen. If you receive more than one voting instruction card, you may vote them during the same session.
     Additional Information. Shareholders voting their Proxies by telephone or internet need not return their voting instruction card by mail.
     A person submitting votes by telephone or internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing Computershare, a tabulation agent, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.
     Each Target Portfolio believes that the procedures for authorizing the execution of a Proxy by telephone or internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.
     You are requested to fill in, sign and return the enclosed voting instruction card promptly. No postage is necessary if mailed in the United States.
August 11, 2010

APPENDIX A
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Each Portfolio may not:
1.	Invest more than 25% of the Portfolio’s total assets in the securities of issuers in the same industry, except that the Focus TechNet Portfolio may invest over 25% of its total assets in the securities of issuers in the technology industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration. The gas, electric, water and telephone businesses will be considered separate industries. The Focus TechNet Portfolio invests primarily in the securities of issuers in the technology sector and therefore is not subject to the 25% limitation on industry concentration with respect to any industry within the technology sector.

2.	Invest in real estate (including limited partnership interests but excluding securities of companies, such as real estate investment trusts, that deal in real estate or interests therein); provided that a Portfolio may hold or sell real estate acquired as a result of the ownership of securities.

3.	Purchase or sell commodities or commodity contracts, except to the extent that each Portfolio may do so in accordance with applicable law and the Portfolio’s Prospectuses and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act. Any Portfolio may engage in transactions in put and call options on securities, indices and currencies, spread transactions, forward and futures contracts on securities, indices and currencies, put and call options on such futures contracts, forward commitment transactions, forward foreign currency exchange contracts, interest rate, mortgage and currency swaps and interest rate floors and caps and may purchase Hybrid Instruments.

4.	Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the lending of its portfolio securities; and (d) as otherwise permitted by exemptive order of the SEC.

5.	Borrow money, except that (i) each Portfolio may borrow in amounts up to 33 1/3% of its total assets for temporary or emergency purposes, (ii) the Focus Growth Portfolio, Focus TechNet Portfolio and Focus Growth and Income Portfolio may borrow for investment purposes to the maximum extent permissible under the 1940 Act (i.e., presently 50% of net assets), and (iii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. This policy shall not prohibit a Portfolio’s engaging in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

6.	Issue senior securities as defined in the 1940 Act, except that each Portfolio may enter into repurchase agreements, reverse repurchase agreements and dollar rolls, lend its portfolio securities and borrow money, as described above, and engage in similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

7.	Engage in underwriting of securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities of the Portfolio.

The following additional restrictions are not fundamental policies and may be changed by the Trustees without a vote of shareholders. Each Portfolio may not:

8.	Purchase securities on margin.

9.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and, to the extent related to the segregation of assets in connection with the writing of covered put and call options and the purchase of securities or currencies on a forward commitment or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to forward contracts, options,

A-1

futures contracts and options on futures contracts. In addition, a Portfolio may pledge assets in reverse repurchase agreements, dollar rolls and similar investment strategies described in the Prospectuses and SAI, as they may be amended from time to time.

10.	Sell securities short, including short sales “against the box” (i.e., where a Portfolio contemporaneously owns, or has the right to acquire at no additional cost, securities identical or substantially similar to those sold short) if as a result more than 25% of its net assets would be subject to such short sales.

11.	Purchase or sell securities of other investment companies except (i) to the extent permitted by applicable law; and (ii) that Janus may invest uninvested cash balances of their respective component of each Portfolio in money market mutual funds that it manages to the extent permitted by applicable law. Further, without prohibiting them from acquiring the securities of registered investment companies to the extent otherwise permissible under applicable law, with respect to each Portfolio, the Portfolio may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act.

12.	Enter into any repurchase agreement maturing in more than seven days or investing in any other illiquid security if, as a result, more than 15% of a Portfolio’s net assets would be so invested. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act that have a readily available market, and commercial paper exempted from registration under the Securities Act pursuant to Section 4(2) of that Act that may be offered and sold to “qualified institutional buyers” as defined in Rule 144A, which the Manager has determined to be liquid pursuant to guidelines established by the Trustees, will not be considered illiquid for purposes of this 15% limitation on illiquid securities.

A-2

APPENDIX B
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of                     , 2010, by and between Seasons Series Trust, a Massachusetts business trust (the “Trust”), on behalf of the Focus Growth Portfolio (the “Acquiring Fund”), and the Trust, on behalf of the ____________ (the “Target Fund,” and together with the Acquiring Fund, the “Funds”). Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the Trust.
     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for Class 1, Class 2 and Class 3 shares of the Acquiring Fund, as applicable (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
     WHEREAS, the Trust is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;
     WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;
     WHEREAS, the Trust, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;
     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and
     WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);
     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF
THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND
     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Trust, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each corresponding class of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, attributable to each share class of the Target Fund (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.
     The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows: Class 1 shares of the Acquiring Fund correspond to Class 1 shares of the Target Fund; Class 2 shares of the Acquiring Fund correspond to Class 2 shares of the Target Fund; and Class 3 shares of the Acquiring Fund correspond to Class 3 shares of the Target Fund, each as applicable.
     1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).
     The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.
     1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) borne by SunAmerica Asset Management Corp., each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).
     1.4 STATE FILINGS. Prior to the Closing Date, the Trust, on behalf of the Acquiring Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date. Prior to the Closing Date, the Trust, on behalf of the Target Fund, shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date.
     1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Trust of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Trust shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.
     1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
     1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Trust on behalf of the Target Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.
     1.9 TERMINATION. The Target Fund shall be terminated as a series of the Trust promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.
     1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.
     1.11 ACTION BY TRUST. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Trust, on behalf of the Acquiring Fund or the Target Fund, respectively.
ARTICLE II
VALUATION
     2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
     2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Trust’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
ARTICLE III
CLOSING AND CLOSING DATE
     3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in October 2010, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held at the offices of the Adviser, or at such other time and/or place as the parties may agree.
     3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers.

The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.
     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.
     3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, SSB&T, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.
     3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.
     3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
     4.1 REPRESENTATIONS OF THE TRUST AND THE TARGET FUND. The Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:
     (a) The Trust is a trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. The Target Fund has been validly designated as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.
     (b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

     (c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the Trust with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
     (d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
     (e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.
     (f) The Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.
     (g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (h) The audited financial statements of the Target Fund as of March 31, 2010, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.
     (i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.
     (j) Since March 31, 2010 there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since March 31, 2010, there has not been any amendment of the Trust’s organizational documents in a manner materially affecting the Target Fund.
     (k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
     (l) The Trust has authorized shares of beneficial interest allocated to the Target Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Target Fund, as applicable. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Target Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Target Fund). All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.
     (m) At the Closing Date, the Trust, on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.
     (n) Subject to the approval of this Agreement by the Target Fund Shareholders, the Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Trust and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
     (o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
     (p) The Target Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.
     (q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.
     (r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than September 17, 2010 (or such other date as the parties may agree to in writing).
     4.2 REPRESENTATIONS OF THE TRUST AND THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:
     (a) The Trust is a trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund has been validly established as a separate series of the Trust. The Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.
     (b) The Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

     (c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Trust and the Target Fund furnished to the Acquiring Fund by the Trust or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
     (d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
     (e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Trust, on behalf of the Acquiring Fund, will not result in the violation of Massachusetts law or any provision of the Trust’s declaration of trust or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.
     (f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Trust or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
     (g) The audited financial statements of the Acquiring Fund as of March 31, 2010, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by PricewaterhouseCoopers LLP, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.
     (h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended March 31, 2010, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.
     (i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
     (j) The Trust has authorized shares of beneficial interest allocated to the Acquiring Fund consisting of an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares of each of Class 1, Class 2 and Class 3 for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.
     (k) The Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Trust. This Agreement constitutes a valid and binding obligation of the Trust and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
     (l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.
     (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
     (n) The Acquiring Fund is a separate series of the Trust that is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.

     (o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Trust, on behalf of the Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.
ARTICLE V
COVENANTS OF THE TRUST, THE ACQUIRING FUND AND THE TARGET FUND
     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
     5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Trust.
     5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Trust’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.
     5.4 ADDITIONAL INFORMATION. The Trust and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
     5.5 CONTRACT TERMINATION. The Trust, on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.
     5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
     5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the Trust.
     5.8 UNAUDITED FINANCIAL STATEMENTS. The Trust shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Trust as complying with the requirements hereof.
     5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.
     5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, counsel to each of the Trust and the Funds, will render an opinion on these matters. None of the Trust, the Acquiring Fund nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trust, the Acquiring Fund and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, counsel to the Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).
     5.11 REASONABLE BEST EFFORTS. Each of the Trust, the Acquiring Fund and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
     5.12 AUTHORIZATIONS. The Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.
     5.13 DISTRIBUTION. The Trust, on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
     5.14 PROXY. The Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TARGET FUND

     The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Trust, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:
     6.1 All representations, covenants and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Trust shall have delivered to the Target Fund a certificate executed by the Trust’s President or a Vice President and its Treasurer or Secretary, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Acquiring Fund as the Target Fund shall reasonably request. The Target Fund shall have received certified copies of the resolutions adopted by the Board of Trustees, with respect to the Acquiring Fund, approving this Agreement and the transactions contemplated herein.
     6.2 The Trust shall have received on the Closing Date an opinion of Bingham McCutchen LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of the Commonwealth of Massachusetts.
     (b) The Trust, on behalf of the Acquiring Fund, has the power and authority as a business trust to execute, deliver and perform all of the obligations under the Agreement of the Trust, on behalf of the Acquiring Fund, under the applicable laws of the Commonwealth of Massachusetts. The execution and delivery of the Agreement and the consummation by the Trust, on behalf of the Acquiring Fund, of the transactions contemplated thereby have been duly authorized by all requisite action on the part of the Trust, on behalf of the Acquiring Fund, under the applicable laws of the Commonwealth of Massachusetts.
     (c) The Agreement has been duly executed and delivered by the Trust, on behalf of the Acquiring Fund, under the applicable laws of the Commonwealth of Massachusetts governing Massachusetts business trusts and constitutes the valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms under the applicable laws of the Commonwealth of Massachusetts.
     (d) The execution and delivery by the Trust, on behalf of the Acquiring Fund, of the Agreement and the performance of its obligations under the Agreement in accordance with its terms do not violate any material provision of the declaration of trust or the by-laws of the Trust.
     (e) Neither the execution, delivery nor performance by the Trust, on behalf of the Acquiring Fund, of the Agreement nor the compliance by the Trust, on behalf of the Acquiring Fund, with the terms and provisions thereof will violate any provision of any law of the Commonwealth of Massachusetts applicable to business trusts.
     6.3 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is registered as an open-end management investment company under the 1940 Act.
     (b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
     (c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the

Agreement by the Trust, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Trust and the Acquiring Fund.
     In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Bingham McCutchen LLP as to matters of Massachusetts law.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE ACQUIRING FUND
     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Target Fund, of all the obligations to be performed by the Trust, on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:
     7.1 All representations, covenants and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed by the Trust’s President or a Vice President and the Treasurer or Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters with respect to the Target Fund as the Acquiring Fund shall reasonably request. The Acquiring Fund shall have received certified copies of the resolutions adopted by the Board of Trustees, with respect to the Target Fund, approving this Agreement and the transactions contemplated herein.
     7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Trust.
     7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).
     7.4 The Trust shall have received on the Closing Date an opinion of Bingham McCutchen LLP, as special Massachusetts counsel, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is existing as a voluntary association with transferable shares of beneficial interest commonly referred to as a “Massachusetts business trust” under the laws of the Commonwealth of Massachusetts.
     (b) The Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Target Fund, under the applicable laws of the Commonwealth of Massachusetts governing Massachusetts business trusts and constitutes the valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable against the Target Fund in accordance with its terms under the applicable laws of the Commonwealth of Massachusetts.
     (c) The execution and delivery by the Trust, on behalf of the Target Fund, of the Agreement and the performance of the obligations under the Agreement in accordance with its terms do not violate any material provision of the declaration of trust or the by-laws of the Trust.

     (d) Neither the execution, delivery nor performance by the Trust, on behalf of the Target Fund, of the Agreement will violate any provision of any law of the Commonwealth of Massachusetts applicable to business trusts (other than Massachusetts securities laws).
     7.5 The Trust shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Trust and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
     (a) The Trust is registered as an open-end management investment company under the 1940 Act.
     (b) Neither the execution, delivery nor performance by the Trust of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
     (c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Trust, on behalf of the Target Fund, or the enforceability of the Agreement against the Trust and the Target Fund.
     In giving their opinion, Willkie Farr & Gallagher LLP may state that they are relying on the opinion of Bingham McCutchen LLP as to matters of Massachusetts law.
     7.6 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE TRUST, THE ACQUIRING FUND AND THE TARGET
FUND
     If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Trust, the Acquiring Fund or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:
     8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Trust’s declaration of trust and by-laws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Trust, the Acquiring Fund nor the Target Fund may waive the condition set forth in this paragraph 8.1.
     8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
     8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.
     8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or is pending, threatened or contemplated under the 1933 Act. The registration statement of the Trust, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.
     8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Trust, the Acquiring Fund or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
     8.6 The Trust shall have received an opinion of Willkie Farr & Gallagher LLP, counsel to the Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the Trust, on behalf of the Target Fund, by the Trust, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:
     (a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
     (b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;
     (c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for (A) any gain or loss that may be recognized on “Section 1256 contracts” as defined in Section 1256(b) of the Code as a result of the closing of the tax year of the Target Fund, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized as a result of the closing of the tax year of the Target Fund;
     (d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders on the receipt of Acquiring Fund Shares solely in exchange for their Target Fund shares;
     (e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;
     (f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;
     (g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the

Target Fund immediately prior to the transfer increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund on the termination of the Target Fund’s taxable year or upon the transfer to the Acquiring Fund; and
     (h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund except for any assets which may be marked to market for federal income tax purposes on the termination of the Target Fund’s taxable year on which gain was recognized upon the transfer to the Acquiring Fund.
     Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Trust, on behalf of the Acquiring Fund, and the Trust, on behalf of the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Trust, on behalf of the Acquiring Fund nor the Trust, on behalf of the Target Fund, may waive the condition set forth in this paragraph 8.6.
ARTICLE IX
EXPENSES
     Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Trust, the Acquiring Fund and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
     10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.
     10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.
ARTICLE XI
TERMINATION
     11.1 This Agreement may be terminated by the mutual agreement of the Trust, on behalf of the Acquiring Fund and the Trust, on behalf of the Target Fund. In addition, the Trust, on behalf of the Acquiring Fund, or the Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:
     (a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or
     (b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust or the Board of Trustees, or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.
ARTICLE XII
AMENDMENTS
     This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that, following the meeting of the Target Fund Shareholders called by the Trust, on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.
     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
     13.5 A copy of the Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Trust shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of such fund.
ARTICLE XIV
NOTICES
     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311, Attention: John Genoy, President, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
     SEASONS SERIES TRUST, on behalf of its series,
     __________________ Portfolio

By:
Name:
Title:

SEASONS SERIES TRUST, on behalf of its series, FOCUS GROWTH PORTFOLIO
By:
Name:
Title:

SEASONS SERIES TRUST
Focus Growth and Income Portfolio
Focus TechNet Portfolio
Focus Growth Portfolio
PART B
STATEMENT OF ADDITIONAL INFORMATION
August 11, 2010
     This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of the Focus Growth and Income Portfolio (the “Growth and Income Portfolio”) and the Focus TechNet Portfolio (the “TechNet Portfolio,” and together with the Growth and Income Portfolio, the “Target Portfolios” and each, a “Target Portfolio”), each a series of Seasons Series Trust (the “Trust”), into the Focus Growth Portfolio (the “Growth Portfolio” and together with the Target Portfolios, the “Portfolios”), a series of the Trust.
     This SAI contains information which may be of interest to shareholders of each Target Portfolio relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated August 11, 2010 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of the assets of the relevant Target Portfolio in exchange for the assumption of liabilities of the Target Portfolio and shares of the Growth Portfolio. Each Target Portfolio will distribute the Growth Portfolio shares it receives to its shareholders in complete liquidation of the Target Portfolio.
     This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to Growth Portfolio, c/o Seasons Series Trust ,1 SunAmerica Center, Los Angeles, California 90067-6022 or by calling 800.445.7862.
     Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

Additional Information about the Growth and Income Portfolio, the TechNet Portfolio and the Growth Portfolio	B-2
Financial Statements	B-2
Pro Forma Combined Fund Portfolio of Investments as of March 31, 2010 (unaudited)	B-3
Pro Forma Combined Fund Condensed Statement of Assets and Liabilities as of March 31, 2010 (unaudited)	B-6
Pro Forma Combined Fund Condensed Statement of Operations for the twelve months ended March 31, 2010 (unaudited)	B-7
Notes to Pro Forma Combined Financial Statements (Unaudited)*	B-8

*	The accompanying notes are an integral part of the pro forma financial statements and schedules.

B-1

ADDITIONAL INFORMATION ABOUT
THE GROWTH AND INCOME PORTFOLIO, THE TECHNET PORTFOLIO
AND THE GROWTH PORTFOLIO
     For each Portfolio: Incorporated by reference is the Statement of Additional Information, which includes each Portfolio, in the Registration Statement on Form N-1A of the Trust dated July 28, 2010, as filed with the Securities and Exchange Commission.
FINANCIAL STATEMENTS
     For each Portfolio, this SAI incorporates by reference the Annual Report to Shareholders of the Trust for the fiscal year ended March 31, 2010, which has been filed with the Securities and Exchange Commission (the “SEC”). This report contains historical financial information regarding the Portfolios. The financial statements therein, and, in the case of the Annual Reports, the report of independent accountants therein, are incorporated herein by reference.
     The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on March 31, 2010. The unaudited pro forma statement of operations reflects expenses for the twelve months ended March 31, 2010. The unaudited pro forma financial statements give effect to the proposed exchange of shares of the Growth Portfolio for the assets and liabilities of each Target Portfolio, with the Growth Portfolio being the surviving entity in each case. Each proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. A portion of the portfolio holdings of each of the Growth and Income Portfolio and the TechNet Portfolio may be sold in connection with the applicable Reorganization, although SunAmerica Asset Management Corporation (“SunAmerica”) does not currently contemplate a significant number of transactions, prior to the closing of the applicable Reorganization. If SunAmerica does dispose of such securities, transaction costs in restructuring the portfolio holdings of the Growth and Income Portfolio or the TechNet Portfolio prior to the closing of the applicable Reorganization will be borne by the Growth and Income Portfolio or the TechNet Portfolio, as applicable, (not the Growth Portfolio) and their shareholders prior to the closing of the applicable Reorganization; however transaction costs in restructuring the portfolio holdings of the combined fund immediately following the closing of the applicable Reorganization will be borne by the combined fund and its shareholders. SunAmerica, however, has advised that these costs are not expected to have a material impact on the net asset value of the Growth and Income Portfolio or the TechNet Portfolio. SunAmerica also has advised that none of the Growth and Income Portfolio, the TechNet Portfolio or the combined fund will dispose of holdings in the Growth and Income Portfolio’s, the TechNet Portfolio’s or the combined fund’s portfolio to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.
     Unaudited pro forma financial statements are provided on the following pages.

B-2

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2010 (UNAUDITED)

Shares											Value (Note 2)
Focus	Focus Growth	Focus	Pro Forma			Maturity	Focus	Focus Growth	Focus	Pro Forma	Focus	Focus Growth	Focus	Pro Forma
TechNet	and Income	Growth	Combined	Security Description	Coupon	Date	TechNet	and Income	Growth	Combined	TechNet	and Income	Growth	Combined

				COMMON STOCK			95.7%	96.4%	92.8%	94.4%
				Aerospace/Defense			0.0%	2.9%	1.6%	1.6%
—	20,000	—	20,000	Raytheon Co. *							$—	$1,142,400	$—	$1,142,400
—	—	52,800	52,800	Spirit Aerosystems Holdings, Inc., Class A +							—	—	1,234,464	1,234,464
				Aerospace/Defense-Equipment			0.0%	2.8%	0.0%	0.8%
—	15,000	—	15,000	United Technologies Corp. *							—	1,104,150	—	1,104,150
				Auto/Truck Parts & Equipment-Original			0.0%	0.0%	2.4%	1.2%
—	—	22,600	22,600	Lear Corp. +							—	—	1,793,310	1,793,310
				Applications Software			8.1%	3.0%	0.0%	2.5%
33,500	40,000	—	73,500	Microsoft Corp. *							980,545	1,170,800	—	2,151,345
20,820	—	—	20,820	Salesforce.com, Inc. +*							1,550,049	—	—	1,550,049
				Banks-Super Regional			0.0%	3.8%	0.0%	1.0%
—	57,800	—	57,800	US Bancorp *							—	1,495,864	—	1,495,864
				Cellular Telecom			4.0%	0.0%	0.0%	0.9%			—
30,150	—	—	30,150	NII Holdings, Inc. +*							1,256,049	—	—	1,256,049
				Chemicals-Diversified			0.0%	4.0%	3.7%	3.0%
—	53,855	95,998	149,853	The Dow Chemical Co.							—	1,592,492	2,838,661	4,431,153
				Commercial Services-Finance			0.0%	3.4%	3.2%	2.6%
—	14,962	26,669	41,631	Visa, Inc., Class A							—	1,361,991	2,427,679	3,789,670
				Computers			6.8%	8.5%	17.9%	13.0%
4,750	7,622	42,578	54,950	Apple, Inc. +							1,115,917	1,790,637	10,002,850	12,909,404
—	104,100	—	104,100	Dell, Inc. +*							—	1,562,541	—	1,562,541
19,400	—	67,900	87,300	Hewlett-Packard Co.							1,031,110	—	3,608,885	4,639,995
				Computer Services			3.4%	0.0%	0.0%	0.7%
20,835	—	—	20,835	Cognizant Technology Solutions Corp., Class A +*							1,062,168	—	—	1,062,168
				Computers-Integrated Systems			4.4%	0.0%	0.0%	0.9%
48,345	—	—	48,345	Riverbed Technology, Inc. +*							1,372,998	—	—	1,372,998
				Computers-Memory Devices			2.9%	0.0%	0.0%	0.6%
50,000	—	—	50,000	EMC Corp. +*							902,000	—	—	902,000
				Consulting Services			2.8%	0.0%	0.0%	0.6%
40,000	—	—	40,000	Gartner, Inc. +*							889,600	—	—	889,600
				Diversified Banking Institutions			0.0%	7.0%	5.8%	4.9%
—	30,000	73,746	103,746	Bank of America Corp.							—	535,500	1,316,366	1,851,866
—	29,994	34,529	64,523	JP Morgan Chase & Co.							—	1,342,231	1,545,173	2,887,404
—	5,293	9,143	14,436	The Goldman Sachs Group, Inc.							—	903,145	1,560,070	2,463,215
				Diversified Manufacturing Operations			0.0%	3.3%	0.0%	0.9%
—	66,200	—	66,200	Trinity Industries, Inc. *							—	1,321,352	—	1,321,352
				Diversified Minerals			0.0%	4.3%	4.0%	3.3%
—	24,900	44,200	69,100	BHP Billiton PLC ADR							—	1,703,907	3,024,606	4,728,513
				E-Commerce/Products			4.7%	3.6%	3.3%	3.7%
10,795	10,425	18,565	39,785	Amazon.com, Inc. +							1,465,205	1,414,985	2,519,827	5,400,017
				E-Commerce/Services			2.0%	3.9%	3.7%	3.4%
23,845	—	—	23,845	eBay, Inc. +*							642,623	—	—	642,623
—	6,021	10,941	16,962	priceline.com, Inc. +							—	1,535,355	2,789,955	4,325,310
				Electronic Components-Semiconductors			6.8%	0.0%	2.8%	2.9%
52,800	—	104,700	157,500	Avago Technologies, Ltd. +							1,085,568	—	2,152,632	3,238,200
32,000	—	—	32,000	Broadcom Corp., Class A *							1,061,760	—	—	1,061,760
				Electronic Forms			3.1%	0.0%	0.0%	0.7%
27,700	—	—	27,700	Adobe Systems, Inc. +*							979,749	—	—	979,749
				Enterprise Software/Service			3.1%	0.0%	0.0%	0.7%
38,100	—	—	38,100	Oracle Corp. *							978,789	—	—	978,789
				Entertainment Software			3.2%	0.0%	0.0%	0.7%
83,200	—	—	83,200	Activision Blizzard, Inc. *							1,003,392	—	—	1,003,392
				Finance-Credit Card			0.0%	3.0%	0.0%	0.8%
—	80,000	—	80,000	Discover Financial Services *							—	1,192,000	—	1,192,000
				Finance-Investment Banker/Broker			1.9%	0.0%	0.0%	0.4%
32,400	—	—	32,400	The Charles Schwab Corp. *							605,556	—	—	605,556
				Finance-Other Services			0.0%	0.0%	2.2%	1.1%
—	—	5,215	5,215	CME Group, Inc.							—	—	1,648,514	1,648,514
				Insurance Brokers			0.0%	2.7%	0.0%	0.7%
—	34,300	—	34,300	Willis Group Holdings PLC *							—	1,073,247	—	1,073,247

B-3

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2010 (UNAUDITED)

Shares											Value (Note 2)
Focus	Focus Growth	Focus	Pro Forma			Maturity	Focus	Focus Growth	Focus	Pro Forma	Focus	Focus Growth	Focus	Pro Forma
TechNet	and Income	Growth	Combined	Security Description	Coupon	Date	TechNet	and Income	Growth	Combined	TechNet	and Income	Growth	Combined

				Insurance-Multi-line			0.0%	6.7%	0.0%	1.8%
—	52,600	—	52,600	Hartford Financial Services Group, Inc. *							—	1,494,892	—	1,494,892
—	117,000	—	117,000	ING Groep NV ADR +*							—	1,165,320	—	1,165,320
				Internet Content-Information/News			6.3%	0.0%	0.0%	1.4%
1,435	—	—	1,435	Baidu, Inc. ADR +*							856,695	—	—	856,695
24,200	—	—	24,200	WebMD Health Corp., Class A +*							1,122,396	—	—	1,122,396
				Internet Infrastructure Software			6.8%	0.0%	0.0%	1.5%
35,265	—	—	35,265	Akamai Technologies, Inc. +*							1,107,673	—	—	1,107,673
16,635	—	—	16,635	F5 Networks, Inc. +*							1,023,219	—	—	1,023,219
				Investment Companies			0.0%	3.8%	0.0%	1.0%
—	183,000	—	183,000	KKR Financial Holdings, LLC *							—	1,502,430	—	1,502,430
				Investment Management/Advisor Services			0.0%	0.0%	2.3%	1.2%
—	—	81,300	81,300	Invesco, Ltd.							—	—	1,781,283	1,781,283
				Medical-Biomedical/Gene			0.0%	0.0%	8.1%	4.2%
—	—	63,303	63,303	Celgene Corp. +							—	—	3,922,254	3,922,254
—	—	48,555	48,555	Gilead Sciences, Inc. +							—	—	2,208,281	2,208,281
				Medical-Generic Drugs			0.0%	0.0%	2.0%	1.0%
—	—	65,500	65,500	Mylan, Inc. +							—	—	1,487,505	1,487,505
				Medical Information Systems			1.8%	3.5%	0.0%	1.3%
15,610	—	—	15,610	athenahealth, Inc. +*							570,702	—	—	570,702
—	68,900	—	68,900	Eclipsys Corp. +*							—	1,369,732	—	1,369,732
				Medical Products			0.0%	3.3%	0.0%	0.9%
—	20,000	—	20,000	Johnson & Johnson *							—	1,304,000	—	1,304,000
				Multimedia			0.0%	0.0%	4.7%	2.4%
—	—	106,515	106,515	News Corp., Class A							—	—	1,534,881	1,534,881
—	—	58,200	58,200	The Walt Disney Co.							—	—	2,031,762	2,031,762
				Networking Products			2.8%	0.0%	0.0%	0.6%
34,300	—	—	34,300	Cisco Systems, Inc. +*							892,829	—	—	892,829
				Oil & Gas Drilling			0.0%	8.9%	3.4%	4.1%
—	29,300	—	29,300	Helmerich & Payne, Inc. *							—	1,115,744	—	1,115,744
—	68,300	—	68,300	Patterson-UTI Energy, Inc. *							—	954,151	—	954,151
—	16,716	29,674	46,390	Transocean, Ltd. +							—	1,443,928	2,563,240	4,007,168
				Oil Companies-Integrated			0.0%	5.8%	0.0%	1.6%
—	30,000	—	30,000	Chevron Corp. *							—	2,274,900	—	2,274,900
				Retail-Discount			0.0%	2.8%	0.0%	0.8%
—	20,000	—	20,000	Wal-Mart Stores, Inc. *							—	1,112,000	—	1,112,000
				Retail-Drug Store			0.0%	0.0%	5.1%	2.6%
—	—	105,735	105,735	CVS Caremark Corp.							—	—	3,865,672	3,865,672
				Retail-Restaurants			0.0%	2.8%	8.1%	4.9%
—	—	37,245	37,245	Chipotle Mexican Grill, Inc., Class A +							—	—	4,196,394	4,196,394
—	16,376	29,094	45,470	McDonald’s Corp.							—	1,092,607	1,941,152	3,033,759
				Software Tools			2.8%	0.0%	0.0%	0.6%
16,445	—	—	16,445	VMware, Inc. Class A +*							876,519	—	—	876,519
				Telephone-Integrated			0.0%	2.6%	0.0%	0.7%
—	40,000	—	40,000	AT&T, Inc. *							—	1,033,600	—	1,033,600
				Web Hosting/Design			3.3%	0.0%	0.0%	0.7%
10,735	—	—	10,735	Equinix, Inc. +*							1,044,945	—	—	1,044,945
				Web Portals/ISP			5.9%	0.0%	5.8%	4.2%
3,275	—	7,705	10,980	Google, Inc., Class A +							1,856,958	—	4,368,812	6,225,770
				Wireless Equipment			8.8%	0.0%	2.7%	3.3%
—	—	13,170	13,170	Crown Castle International Corp. +							—	—	503,489	503,489
38,900	—	35,900	74,800	QUALCOMM, Inc.							1,633,411	—	1,507,441	3,140,852
31,000	—	—	31,000	SBA Communications Corp., Class A +*							1,118,170	—	—	1,118,170

				Total Common Stock			95.7%	96.4%	92.8%	94.4%	30,086,595	38,105,901	70,375,158	138,567,654

				EXCHANGE TRADED FUNDS			0.0%	0.0%	3.2%	1.7%
—	—	24,500	24,500	iShares Russell 1000 Growth Index Fund							—	—	1,272,775	1,272,775
—	—	16,300	16,300	iShares Russell 2000 Growth Index Fund							—	—	1,193,812	1,193,812

				Total Exchange Traded Funds			0.0%	0.0%	3.2%	1.7%	—	—	2,466,587	2,466,587

				Total Long-Term Investment Securities			95.7%	96.4%	96.0%	96.1%	30,086,595	38,105,901	72,841,745	141,034,241

Principal Amount
				SHORT-TERM INVESTMENT SECURITIES			0.6%	1.1%	1.2%	1.0%
				Time Deposits			0.6%	1.1%	0.0%	0.4%

B-4

PRO FORMA COMBINED PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2010 (UNAUDITED)

											Value (Note 2)
Focus	Focus Growth	Focus	Pro Forma			Maturity	Focus	Focus Growth	Focus	Pro Forma	Focus	Focus Growth	Focus	Pro Forma
TechNet	and Income	Growth	Combined	Security Description	Coupon	Date	TechNet	and Income	Growth	Combined	TechNet	and Income	Growth	Combined

$171,000	$443,000	$—	$614,000	Euro Time Deposit with State Street Bank & Trust Co.	0.01%	04/01/10					171,000	443,000	—	614,000
				U.S. Government Agencies			0.0%	0.0%	1.2%	0.6%
—	—	900,000	900,000	Federal Home Loan Bank Discount Notes	0.01%	04/01/10					—	—	900,000	900,000

				Total Short-Term Investment Securities			0.6%	1.1%	1.2%	1.0%	171,000	443,000	900,000	1,514,000

				REPURCHASE AGREEMENTS			3.5%	0.5%	2.9%	2.4%
774,000	—	—	774,000	Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $774,000 and collateralized by $775,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $790,888.	0.00%	04/01/10					774,000	—	—	774,000
—	—	863,000	863,000	Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/10, to be repurchased 04/01/10 in the amount of $863,000 and collateralized by $865,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $882,733.							—	—	863,000	863,000
334,000	207,000	1,308,000	1,849,000	State Street Bank & Trust Co., Joint Repurchase Agreement (3)	0.00%	04/01/10					334,000	207,000	1,308,000	1,849,000

				Total Repurchase Agreements			3.5%	0.5%	2.9%	2.4%	1,108,000	207,000	2,171,000	3,486,000

				TOTAL INVESTMENTS (cost: $23,560,181; $32,560,789; $57,078,337)			99.8%	98.0%	100.1%	99.5%	31,365,595	38,755,901	75,912,745	146,034,241
				Other assets less liabilities (1)(2)			0.2%	2.0%	—	0.5%	62,672	786,491	—	683,313
				Liabilities in excess of other assets			—	—	(0.1)%	—	—	—	(80,210)	—

				NET ASSETS			100.0%	100.0%	100.0%	100.0%	$31,428,267	$39,542,392	$75,832,535	$146,717,554

+	Non-income producing security

(1)	Includes adjustment for the remaining balances of any prepaid expenses of the Focus TechNet Portfolio and the Focus Growth & Income Portfolio to be expensed prior to the reorganization.

(2)	Includes adjustment for estimated brokerage commission costs associated with the post-Reorganization portfolio repositioning.

(3)	As of March 31, 2010, Focus TechNet, Focus Growth and Income and Focus Growth held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co. of 0.14%, 0.08% and 0.53%, respectively. As of such date, the repurchase agreement in the joint account and collateral therefore were as follows: State Street Bank & Trust Co., dated March 31, 2010, bearing interest at a rate of 0.00% per annum, with a principal amount of $246,749,000, a repurchase price of $246,749,000, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following: $248,535,000 of U.S. Treasury Bills, bearing interest at 0.10% due 05/06/10 and $3,175,000 of U.S. Treasury Bills, bearing interest at 0.17% due 06/03/10 and having an approximate aggregate value of $251,684,195.

ADR –	American Depository Receipt

As of March 31, 2010, all of the securities held by the Focus TechNet Portfolio and Focus Growth and Income Portfolio would comply with the compliance guidelines and/or investment restrictions of the Focus Growth Portfolio, except as noted below with respect to the limits on the number of portfolio holdings. Securities of the Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Growth Portfolio may be disposed of in connection with the transaction(s) as a result of differing management styles, the rebalancing of portfolio holdings, or for other reasons, at the discretion of the respective portfolio managers of the portfolios.

*	Based on the portfolio holdings of the Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Growth Portfolio as of March 31, 2010, these securities represent securities that are anticipated to be sold as a result of the limits on the number of securities that the Focus Growth Portfolio is able to hold pursuant to its focused strategy.

The following is a summary of the inputs used to value the Pro Forma Combined Portfolio’s net assets as of March 31, 2010 (see Note 2):

			Level 3 —
	Level 1 —	Level 2 — Other	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Prices	Prices	Total
Long-Term Investment Securities:
Common Stock
Computers	$19,111,940	$—	$—	$19,111,940
Other Industries’	119,455,714	—	—	119,455,714
Exchange Traded Funds	2,466,587	—	—	2,466,587
Short-term Investment Securities:
Time Deposit	—	614,000	—	614,000
U.S. Government Agency	—	900,000	—	900,000
Repurchase Agreements	—	3,486,000	—	3,486,000

Total	$141,034,241	$5,000,000	$—	$146,034,241

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Pro Forma Combined Portfolio of Investments.
See Notes to Pro Forma Combined Financial Statements

B-5

PRO FORMA COMBINED FUND CONDENSED STATEMENT OF
ASSETS AND LIABILITIES AS OF MARCH 31, 2010 (UNAUDITED)

	Focus	Focus Growth	Focus	Pro Forma		Pro Forma
	TechNet	and Income	Growth	Adjustments		Combined
ASSETS:
Investments at value (unaffiliated)*	$30,257,595	$38,548,901	$73,741,745	$—		$142,548,241
Repurchase agreements (cost approximates value)	1,108,000	207,000	2,171,000	—		3,486,000

Total investments	31,365,595	38,755,901	75,912,745	—		146,034,241

Cash	1,763	42,818	50,634	—		95,215
Receivable for:
Fund shares sold	140,750	62,617	158,532	—		361,899
Dividends and interest	14,032	35,166	27,820	—		77,018
Investments sold	—	1,288,337	—	(80,000)	A	1,208,337
Prepaid expenses and other assets	5,585	5,640	5,851	(11,225)	B	5,851
Due from investment adviser for expense reimbursement	—	—	—	3,543	D	3,543

Total assets	31,527,725	40,190,479	76,155,582	(87,682)		147,786,104

LIABILITIES:
Payable for:
Fund shares redeemed	20,007	116,861	87,151	—		224,019
Investments purchased	—	449,417	112,577	—		561,994
Investment advisory and management fees	31,375	33,149	61,840	—		126,364
Service Fees — Class 2	1,803	2,526	3,982	—		8,311
Service Fees — Class 3	3,532	4,078	8,370	—		15,980
Trustees’ fees and expenses	121	164	330	—		615
Other accrued expenses	40,578	41,892	48,797	—		131,267
Due to investment adviser from expense recoupment	2,042	—	—	(2,042)	D	—

Total liabilities	99,458	648,087	323,047	(2,042)		1,068,550

Net Assets	$31,428,267	$39,542,392	$75,832,535	$(85,640)		$146,717,554

NET ASSETS REPRESENTED BY:
Capital paid-in	$28,691,896	$53,559,000	$67,521,122	—		149,772,018
Accumulated undistributed net investment income (loss)	—	341,349	—	(5,640)	B	335,709
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions	(5,069,043)	(20,553,069)	(10,522,995)	(80,000)	A	(36,225,107)
Unrealized appreciation (depreciation) on investments	7,805,414	6,195,112	18,834,408	—		32,834,934

Net Assets	$31,428,267	$39,542,392	$75,832,535	$(85,640)		$146,717,554

Class 1 (unlimited shares authorized):
Net assets	$—	$—	$2,156,185	$(1,175)	A	$2,155,010
Shares of beneficial interest issued and outstanding	—	—	261,544			261,544
Net asset value, offering and redemption price per share	$—	$—	$8.24			$8.24

Class 2 (unlimited shares authorized):
Net assets	$14,365,519	$20,066,098	$31,688,571	$(38,894)	A B	$66,081,294
Shares of beneficial interest issued and outstanding	2,719,312	3,092,000	3,902,898	(1,571,318)	C	8,142,892

Net asset value, offering and redemption price per share	$5.28	$6.49	$8.12			$8.12

Class 3 (unlimited shares authorized):
Net assets	$17,062,748	$19,476,294	$41,987,779	$(45,571)	A B	$78,481,250
Shares of beneficial interest issued and outstanding	3,257,095	3,009,874	5,213,465	(1,728,302)	C	9,752,132

Net asset value, offering and redemption price per share	$5.24	$6.47	$8.05			$8.05

*Cost
Investment securities (unaffiliated)	$22,452,181	$32,353,789	$54,907,337	$—		$109,713,307

(A)	To adjust for estimated brokerage commission costs associated with the post-Reorganization portfolio repositioning.

(B)	To adjust for the remaining balances of any prepaid expenses of the Focus TechNet Portfolio and the Focus Growth and Income Portfolio to be expensed prior to the reorganization.

(C)	To adjust for a tax free exchange of Focus TechNet Portfolio and Focus Growth and Income Portfolio shares for shares of Focus Growth Portfolio.
(D)	To reflect the reimbursement by the Adviser of the Focus TechNet Portfolio’s remaining balances of any prepaid expenses that will be expensed prior to the reorganization.
See Notes to Pro Forma Combined Financial Statements.

B-6

PRO FORMA COMBINED FUND CONDENSED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTH PERIOD ENDED MARCH 31, 2010 (UNAUDITED)

	Focus	Focus Growth	Focus	Pro Forma		Pro Forma
	TechNet	and Income	Growth	Adjustments		Combined
INVESTMENT INCOME:
Dividends (unaffiliated)	$81,215	$672,396	$595,688	—		$1,349,299
Interest (unaffiliated)	140	218,075	758	—		218,973

Total investment income*	81,355	890,471	596,446	—		1,568,272

EXPENSES:
Investment advisory and management fees	331,846	374,624	697,264	(55,308)	E	1,348,426
Service Fees:
Class 2	20,318	29,081	46,794	—		96,193
Class 3	35,272	45,188	90,967	—		171,427
Custodian and accounting fees	45,352	50,750	66,294	(83,196)	F	79,200
Reports to shareholders	4,760	6,041	11,794	(2,595)	F	20,000
Audit and tax fees	28,539	28,506	28,451	(57,045)	F	28,451
Legal fees	5,315	5,417	5,910	(8,642)	F	8,000
Trustees’ fees and expenses	1,777	2,289	4,431	—		8,497
Interest expense	162	57	25	(219)	F	25
Other expenses	10,447	11,368	11,483	(21,298)	F	12,000

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	483,788	553,321	963,413	(228,303)		1,772,219
Net (fees waived and expenses reimbursed)/recouped by investment adviser	(54,872)	—	—	54,872	G	—
Custody credits earned on cash balances	(1)	(4)	(17)	—		(22)
Fees paid indirectly	(2,814)	(4,200)	(5,202)	—		(12,216)

Net expenses	426,101	549,117	958,194	(173,431)		1,759,981

Net investment income (loss)	(344,746)	341,354	(361,748)	173,431		(191,709)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	1,475,668	789,933	4,278,228	—		6,543,829
Net realized foreign exchange gain (loss) on other assets and liabilities	(920)	—	—	—		(920)

Net realized gain (loss) on investments and foreign currencies	1,474,748	789,933	4,278,228	—		6,542,909

Change in unrealized appreciation (depreciation) on investments (unaffiliated).	10,217,038	13,629,610	23,978,613	—		47,825,261

Net unrealized gain (loss) on investments and foreign currencies	10,217,038	13,629,610	23,978,613	—		47,825,261

Net realized and unrealized gain (loss) on investments and foreign currencies	11,691,786	14,419,543	28,256,841	—		54,368,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,347,040	$14,760,897	$27,895,093	$173,431		$54,176,461

* Net of foreign withholding taxes on interest and dividends of	$—	$146	$1,629	$—		$1,775

(E)	Reflects adjustments to expenses based on surviving fund’s management fee of 1.00% and combined net assets.

(F)	Reflects adjustments to expenses based on surviving fund’s fee schedules and combined net assets and duplicate services or fees.

(G)	Reflects adjustments to expenses waived/reimbursed by investment advisor based on pro forma expenses.
See Notes to Pro Forma Combined Financial Statements

B-7

Notes to Pro Forma Combined Financial Statements as of March 31, 2010 (Unaudited)
NOTE 1 — BASIS OF PRO FORMA PRESENTATION
     The pro forma unaudited financial statements and the accompanying pro forma schedule of investments give effect to the proposed Agreement and Plan of Reorganization between the Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Growth Portfolio and the consummation of the Reorganization. The Reorganization would involve the transfer of the assets of the Focus TechNet Portfolio and Focus Growth and Income Portfolio in exchange for the assumption of liabilities of the Focus TechNet Portfolio and Focus Growth and Income Portfolio and shares of the Focused Growth Portfolio. The statement of assets and liabilities and the related statement of operations of the Focus TechNet Portfolio, Focus Growth and Income Portfolio and the Focus Growth Portfolio have been combined as of and for the twelve months ended March 31, 2010. Following the Reorganization, the Focus Growth Portfolio will be the accounting survivor as well as the legal survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving fund and the results of operations for pre-combination periods of the surviving fund will not be restated. SunAmerica Asset Management Corp. (“SAAMCo”) and its affiliates will pay the cost of the Reorganization other than any transaction costs relating to the sale of the Focus TechNet, Focus Growth and Income and Focus Growth Portfolios’ securities prior to or after the Reorganization as described in the Agreement and Plan of Reorganization.
     The preparation of pro forma combined financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the pro forma combined financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     The Pro Forma Statements should be read in conjunction with the historical financial statements of the Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Growth Portfolio which are incorporated by reference into their respective Statements of Additional Information.
NOTE 2 — VALUATION
     Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For

B-8

foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
     The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of the inputs used to value the Portfolios’ net assets as of March 31, 2010, are reported on a schedule following the Pro Forma Combined Portfolio of Investments.
NOTE 3 — CAPITAL SHARES
     The pro forma combined net asset value per share assumes the issuance of additional shares of the Focus Growth Portfolio which would have been issued at March 31, 2010 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2010 net asset value of the Focus Growth Portfolio Class 1 ($8.24), Class 2 ($8.12) and Class 3 ($8.05).

B-9

     The pro forma number of shares outstanding are determined as follows:

	Class 1	Class 2	Class 3
Shares of Focus Growth Portfolio	261,544	3,902,898	5,213,465
Additional Shares to be issued to Focus Growth Portfolio	—	4,239,994	4,538,667
Pro Forma Shares outstanding	261,544	8,142,892	9,752,132
     These pro forma financial statements assume that all shares of the Focus TechNet Portfolio and Focus Growth and Income Portfolio Class 2 and Class 3 outstanding on March 31, 2010 were exchanged, tax free, for the Focus Growth Portfolio Class 2 and Class 3 shares, respectively.
NOTE 4 — PRO FORMA OPERATING EXPENSES
     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of the Focus Growth Portfolio, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of the Focus TechNet Portfolio, Focus Growth and Income Portfolio and Focus Growth Portfolio combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for the Focus Growth Portfolio at the level of assets of the combined fund for the stated period.
NOTE 5 — FEDERAL INCOME TAXES
     Each Portfolio has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the merger, the Focus Growth Portfolio intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code. Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

B-10

PART C
Item 15. Indemnification.
Article VI of the Registrant’s By-Laws relating to the indemnification of officers and trustees is quoted below:
ARTICLE VI
INDEMNIFICATION
          Section 6. Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:
     (i) every person who is or has been a trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party, witness or otherwise by virtue of being or having been a trustee or officer of the Trust and against amounts paid or incurred by that individual in the settlement thereof;
     (ii) the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative (including examinations and inspections), arbitrative, investigative or other, whether formal or informal including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, accountant’s fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.
     (b) No indemnification shall be provided hereunder to a Covered Person:
     (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office;
     (ii) with regard to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual’s action was in the best interest of the Trust; or
     (iii) in the event of a settlement involving a payment by a Covered Person or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that the individual did not engage in such conduct:
          (A) by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or
          (B) by written opinion of (i) the then-current legal counsel to the Trustees who are not “Interested Persons” (as defined below) of the Trust or (ii) other legal counsel chosen by a majority of the Disinterested Trustees (as defined below) (or if there are no Disinterested Trustees with respect to the matter in question, by a majority of the Trustees who are not Interested Persons of the Trust) and determined by them in their reasonable judgment to be independent.
     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such person. Nothing contained herein shall limit the Trust from entering into other insurance arrangements or affect any rights to indemnification to which Trust personnel, including Covered Persons, may be entitled by contract or otherwise under law.

     (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 6 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 6, provided that either:
     (i) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or
     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel meeting the requirement in Section 6(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
     As used in this Section 6, an “Interested Person” of the Trust is defined in Section 2(a)(19) of the Investment Company Act of 1940 and a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Securities and Exchange Commission) and (ii) against whom none of the actions, suits or other proceedings with respect to which indemnification is sought or another action, suit or other proceeding on the same or similar grounds is then or had been pending.
     (e) With respect to any such determination or opinion referred to in clause (b)(iii) above, a rebuttable presumption shall be afforded that the Covered Person has not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     (f) Each person who is a Trustee or officer of the Trust shall be deemed to have served or to have continued to serve in such capacity in reliance upon the indemnity provided for in this Section 6. All rights to indemnification under this Section 6 shall be deemed to be provided by a contract between the Trust and the person who serves as a Trustee or officer of the Trust at any time while this Section 6 is in effect. Any repeal or modification thereof shall not affect any rights or obligations existing prior to any such repeal or modification.
Item 16. Exhibits
(a)	(i)	Declaration of Trust. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 22, 1996.
(ii)	Establishment and Designation of Shares effective February 25, 1997. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iii)	Establishment and Designation of Shares effective October 20, 1998. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iv)	Establishment and Designation of Shares effective July 1, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(v)	Establishment and Designation of Shares of Beneficial Interest effective October 16, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(vi)	Establishment and Designation of Shares of Beneficial Interest effective December 29, 2000. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on

Form N-1A (File No. 333-08653) filed on July 14, 2004.

(vii)	Establishment and Designation of Shares of Beneficial Interest effective September 24, 2001. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(viii)	Establishment and Designation of Classes effective November 11, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(ix)	Establishment and Designation of Shares of Beneficial Interest dated November 1, 2004. Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on November 4, 2004.

(x)	Establishment and Designation of Shares dated January 11, 2005. Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on January 14, 2005.

(xi)	Amended and Restated Establishment and Designation of Series and Classes of Shares dated May 26, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

(xii)	Amended and Restated Establishment and Designation of Shares of Beneficial Interest dated December 9, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.
(b)	(i)	Amended and Restated By-Laws dated June 15, 2004. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.
(ii)	Amendment to By-Laws dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(iii)	Amendment 2 to By-Lays dated January 21, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on May 11, 2010.
(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement). Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168058) filed on July 9, 2010.

(5)	None
(6)	(i)	Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management Corp. (“SAAMCo”) dated January 19, 2010. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.
(ii)	Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(iii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(iv)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Goldman Sachs Asset Management, L.P. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the

Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(v)	Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated April 3, 2002. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

(vi)	Amendment to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated December 2, 2002. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(vii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated February 14, 2005. Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 15, 2005.

(viii)	Amendment No. 3 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(ix)	Amendment No. 4 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated July 20, 2009. Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 20, 2009.

(x)	Amendment No. 5 to Subadvisory Agreement between SAAMCo and Janus Capital Management LLC dated October 1, 2009. Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on May 11, 2010.

(xl)	Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004.

(xii)	Amendment No. 1 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(xiii)	Amendment No. 2 to Subadvisory Agreement between SAAMCo and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
(7)	(i)	Fund Participation Agreement between Registrant and Anchor National Life Insurance Company, on behalf of itself and Variable Annuity Account Five. Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on April 1, 1997.
(ii)	Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(iii)	Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.

(8)	None
(9)	(i)	Master Custodian Agreement effective as of January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.
(ii)	Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-

08653)	filed on July 13, 2006.
(10)	(i)	Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registration on behalf of its separately designated series dated October 2, 2007. Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 16, 2008.
(11)	Opinion and consent of Bingham McCutchen LLP, counsel for the Registrant. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168058) filed on July 9, 2010.

12	Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the Large Cap Composite Portfolio, a series of the Registrant, into the Large Cap Growth Portfolio, a series of the Registrant, is filed herewith.

(13)	(i)	Indemnification Agreement between SAAMCo and Garrett F. Bouton dated March 2, 2007. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(ii)	Indemnification Agreement between SAAMCo and Carl D. Covitz dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(iii)	Indemnification Agreement between SAAMCo and Jane Jelenko dated September 7, 2006. Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement of Form N-1A (File No. 33-08653) filed on July 11, 2007.

(iv)	Indemnification Agreement between SAAMCo and Gilbert T. Ray dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(v)	Indemnification Agreement between SAAMCo and Allan L. Sher dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed on July 13, 2006.

(vi)	Indemnification Agreement between SAAMCo and Bruce G. Willison dated September 8, 2005. Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 33-08653) filed (vi) on July 13, 2006.

(14)	(i)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant is filed herewith.

(ii)	Consent of Willkie Farr & Gallagher LLP. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168058) filed on July 9, 2010.

(15)	None.

(16)	Power of Attorney. Incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-168058) filed on July 9, 2010.

(17)	(i)	Form of Proxy Card is filed herewith.

(17)	(ii)	Form of Voting Instruction Card is filed herewith.
Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey, on the 10th day of August 2010.

SEASONS SERIES TRUST
By:	/s/ John T. Genoy
John T. Genoy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy	President (Principal Executive Officer)	August 10, 2010
John T. Genoy

/s/ Donna M. Handel Donna M. Handel	Treasurer (Principal Financial and Accounting Officer)	August 10, 2010

*	Trustee and Chairman	August 10, 2010
Bruce G. Willison

*	Trustee	August 10, 2010
Garrett F. Bouton

*	Trustee	August 10, 2010
Carl D. Covitz

*	Trustee	August 10, 2010
Jana W. Greer

*	Trustee	August 10, 2010
Jane Jelenko

*	Trustee	August 10, 2010
Gilbert T. Ray

*	Trustee	August 10, 2010
Allan L. Sher

*By:	/s/ Nori L. Gabert	August 10, 2010
Nori L. Gabert
Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

14(i)	Consent of PricewaterhouseCoopers LLP.

(17)(i)	Form of Proxy Card.

(17)(ii)	Form of Voting Instruction Card.